MassMutual Global Floating Rate Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.7%

COMMON STOCK — 0.7%
Basic Materials — 0.0%
Mining — 0.0%
Boomerang Tube Holdings, Inc. (a) (b) (c)	1,769	$—
Communications — 0.1%
Telecommunications — 0.1%
Technicolor SA (c)	88,751	285,821
Consumer, Cyclical — 0.3%
Leisure Time — 0.3%
Carlson Travel, Inc. (b) (c)	43,227	1,415,684
Consumer, Non-cyclical — 0.2%
Food — 0.1%
CTI Foods Holding Co., LLC (a) (b) (c)	4,657	451,776
Health Care – Services — 0.1%
Don Jersey Topco Ltd., (a) (b) (c)	292,469	306,800
		758,576
Energy — 0.1%
Oil & Gas — 0.0%
Fieldwood Energy LLC (a) (b) (c)	6,469	—
Fieldwood Energy LLC (a) (b) (c)	26,365	—
Sabine Oil & Gas Holdings LLC (b) (c)	394	5,122
		5,122
Oil & Gas Services — 0.1%
KCA Deutag International Ltd., (b) (c)	7,801	694,289
		699,411
Technology — 0.0%
Software — 0.0%
Travelex Topco Ltd. (Acquired 8/6/20 - 5/27/21, Cost $0) (a) (b) (c) (d)	1,622	—

TOTAL COMMON STOCK (Cost $2,630,412)		3,159,492

TOTAL EQUITIES (Cost $2,630,412)		3,159,492

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 90.7%

BANK LOANS — 86.8%
Advertising — 2.0%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
3.629% VRN 8/21/26	$2,948,363	$2,905,376
CMG Media Corp., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
3.604% VRN 12/17/26	1,462,200	1,454,524
Dotdash Meredith, Inc., Term Loan B, 3 mo. SOFR + 4.000%
4.500% VRN 12/01/28	1,154,891	1,153,448
Summer (BC) Holdco B SARL, USD Term Loan B1, 3 mo. USD LIBOR + 5.000%
5.180% VRN 12/04/26	3,481,025	3,474,933
		8,988,281
Aerospace & Defense — 0.2%
TransDigm, Inc., 2020 Term Loan F, 1 mo. USD LIBOR + 2.250%
2.354% VRN 12/09/25	1,012,128	997,331
Airlines — 1.4%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/20/28	1,013,025	1,047,933
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.250% VRN 8/11/28	1,530,571	1,524,280
American Airlines, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.852% VRN 6/27/25	494,898	468,174
Kestrel Bidco, Inc., Term Loan B, 6 mo. USD LIBOR + 3.000%
4.000% VRN 12/11/26	2,090,278	2,023,536
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	1,190,063	1,191,682
		6,255,605
Auto Parts & Equipment — 0.6%
Clarios Global LP
2021 EUR Term Loan B, 1 mo. EURIBOR + 3.250%
3.250% VRN 4/30/26 EUR	1,000,000	1,131,384
2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 4/30/26	1,470,424	1,460,499
		2,591,883
Banks — 0.4%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%
7.000% VRN 8/02/29	250,357	250,357
AqGen Island Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
4.000% VRN 8/02/28	1,603,044	1,594,628
		1,844,985

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.6%
Amphora Finance Ltd., 2018 GBP Term Loan B, 2 mo. GBP LIBOR + 4.750%
4.968% VRN 5/23/25 GBP	$500,000	$651,680
City Brewing Co. LLC, Closing Date Term Loan, 3 mo. USD LIBOR + 3.500%
4.250% VRN 4/05/28	436,097	411,929
Sunshine Investments B.V., USD Term Loan B3, 3 mo. USD LIBOR + 2.750%
2.908% VRN 3/28/25	154,303	153,338
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
4.000% VRN 3/31/28	1,383,822	1,367,465
		2,584,412
Biotechnology — 0.3%
Advanz Pharma Corp., 2021 EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.000% VRN 6/01/28 EUR	1,000,000	1,138,739
Building Materials — 1.7%
ACProducts, Inc., 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
4.750% VRN 5/17/28	1,483,287	1,461,038
CP Atlas Buyer, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 11/23/27	1,245,737	1,238,885
LSF10 XL Bidco S.C.A., 2021 EUR Term Loan B4, 3 mo. EURIBOR + 4.000%
4.000% VRN 4/12/28 EUR	1,000,000	1,138,261
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1 mo. USD LIBOR + 2.500%
2.604% VRN 2/01/27	1,470,000	1,452,051
Vector WP Holdco, Inc., Term Loan B, 1 mo. USD LIBOR + 5.000%
5.750% VRN 10/12/28	1,578,947	1,563,158
Wilsonart LLC, 2021 Term Loan E, 3 mo. USD LIBOR + 3.500%
4.500% VRN 12/19/26	989,908	989,087
		7,842,480
Chemicals — 4.4%
Colouroz Investment 1 GmbH
Initial EUR Term Loan, 3 mo. EURIBOR + 4.250%,
5.000% VRN 9/21/23 EUR	299,570	339,283
EUR Term Loan B3, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR	21,824	24,717
Consolidated Energy Finance, SA, Term Loan B, 6 mo. USD LIBOR + 2.500%
2.657% VRN 5/07/25	1,447,295	1,423,777
CPC Acquisition Corp., Term Loan, 3 mo. USD LIBOR + 3.750%
4.500% VRN 12/29/27	992,500	977,612
Flint Group GmbH
EUR Term Loan B5, 3 mo. EURIBOR + 4.250%,
5.000% VRN 9/21/23 EUR	92,969	105,294
2017 EUR Incremental B7, 3 mo. EURIBOR + 4.250%,
5.000% VRN 9/21/23 EUR	503,175	569,880
EUR Add on Term Loan B4, 3 mo. EURIBOR + 4.250%,
5.000% VRN 9/21/23 EUR	146,657	166,099
2017 EUR Incremental B6, 3 mo. EURIBOR + 4.250%,
5.000% VRN 9/21/23 EUR	5,387	6,101
USD Term Loan C, 3 mo. USD LIBOR + 4.250%
5.250% VRN 9/21/23	867,610	860,920

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Flint Group US LLC, USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 4.250%,
5.250% - 5.250% VRN 9/21/23	$5,423,183	$5,381,370
GEON Performance Solutions LLC, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 8/18/28	556,522	560,524
Ineos 226 Ltd., EUR Term Loan B, 1 mo. EURIBOR + 2.750%
2.750% VRN 1/29/26 EUR	1,000,000	1,128,777
Kraton Polymers LLC, 2021 Term Loan B,
0.000% 11/18/28 (e)	401,146	400,396
LSF11 A5 Holdco LLC, Term Loan, 3 mo. USD LIBOR + 3.750%
4.250% VRN 10/15/28	1,944,444	1,941,197
New Arclin U.S. Holding Corp.
2021 Delayed Draw Term Loan, 3 mo. UNFND + 1.000%
1.000% VRN 10/02/28 (f)	179,920	179,508
2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.250% VRN 9/30/28	1,232,451	1,229,629
Nobian Finance B.V., EUR Term Loan B, 3 mo. EURIBOR + 3.750%
3.750% VRN 7/01/26 EUR	469,519	532,024
Olympus Water US Holding Corp., 2021 USD Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 11/09/28	564,193	561,840
Polar US Borrower LLC, 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%
4.874% VRN 10/15/25	1,226,572	1,226,572
Sparta U.S. HoldCo LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.500%
4.250% VRN 8/02/28	216,802	216,869
Trinseo Materials Operating S.C.A., 2021 Term Loan B2, 1 mo. USD LIBOR + 2.500%
2.604% VRN 5/03/28	1,492,500	1,481,038
W.R. Grace & Co., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 9/22/28	348,837	349,099
		19,662,526
Commercial Services — 7.0%
Albion Financing 3 SARL, EUR Term Loan,
0.000% 7/31/26 EUR (e)	640,000	729,325
APX Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
4.000% - 5.750% VRN 7/10/28	1,727,612	1,722,809
AVSC Holding Corp.
2020 Term Loan B1, 3 mo. USD LIBOR + 3.250%
4.250% VRN 3/03/25	1,956,099	1,791,786
2020 Term Loan B2, 3 mo. USD LIBOR + 4.500%,
5.500% VRN 10/15/26	510,499	472,758
Cimpress Public Ltd. Co., USD Term Loan B, 1 mo. USD LIBOR + 3.500%
4.000% VRN 5/17/28	520,261	519,611
CoreLogic, Inc.
Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 6/02/28	1,327,124	1,324,469
2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
7.000% VRN 6/04/29	532,670	536,335
EAB Global, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.500%
4.000% VRN 8/16/28	500,000	496,770
Eagle Bidco Ltd.
2021 Project Montaigne EUR Term Loan B, 3 mo. EURIBOR + 3.250%
3.250% VRN 3/31/22 EUR	425,455	480,597
2021 EUR First Lien Term Loan B, 3 mo. EURIBOR + 3.250%
3.250% VRN 3/19/28 EUR	474,545	536,050

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2021 GBP Term Loan B, 1 mo. GBP LIBOR + 4.250%
4.475% VRN 3/10/28 GBP	$500,000	$672,755
Element Materials Technology Group US Holdings, Inc.
2017 EUR Term Loan B, 3 mo. EURIBOR + 3.250%
3.250% VRN 6/28/24 EUR	1,000,000	1,123,699
2017 GBP Term Loan B, 2 mo. GBP LIBOR + 4.250%
4.499% VRN 6/28/24 GBP	500,000	666,062
Ensono, LP, 2021 Term Loan, 1 mo. USD LIBOR + 4.000%
4.750% VRN 5/19/28	901,695	899,441
Fugue Finance B.V., EUR Term Loan, 1 mo. EURIBOR + 3.250%
3.250% VRN 9/01/24 EUR	1,000,000	1,122,526
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.250%
4.250% VRN 10/24/25 EUR	2,000,000	2,264,339
Median B V, 2021 EUR Term Loan B,
0.000% 10/14/27 EUR (e)	800,000	897,138
Prometric Holdings, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
4.000% VRN 1/29/25	989,822	976,519
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD LIBOR + 3.500%
4.000% VRN 12/17/27	483,825	477,172
2021 Term Loan B1, 1 mo. USD LIBOR + 3.500%
4.000% VRN 12/17/27	303,517	299,344
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/04/28	693,541	695,178
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
6.000% VRN 3/09/23	1,101,594	1,093,794
2018 2nd Lien Term Loan, 3 mo. USD LIBOR + 9.000%
10.000% VRN 3/11/24	1,625,482	1,606,431
Team Health Holdings, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
3.750% VRN 2/06/24	2,737,197	2,609,233
Techem Verwaltungsgesellschaft 675 mbH, EUR Term Loan B4, 6 mo. EURIBOR + 2.375%
2.375% VRN 7/15/25 EUR	1,000,000	1,117,153
TMF Group Holding B.V., 2018 EUR Term Loan B, 6 mo. EURIBOR + 3.250%
3.250% VRN 5/05/25 EUR	1,500,000	1,690,518
Verisure Holding AB, 2021 EUR Term Loan, 6 mo. EURIBOR + 3.250%
3.250% VRN 3/27/28 EUR	1,875,000	2,118,911
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.104% VRN 8/27/25	1,481,107	1,479,256
Wand NewCo 3, Inc., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
3.175% VRN 2/05/26	997,462	981,882
		31,401,861
Computers — 3.0%
Ahead DB Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 10/18/27	1,701,734	1,702,159
Diebold, Inc., 2017 EUR 1st Lien Term Loan, 1 mo. EURIBOR + 3.000%
3.000% VRN 11/06/23 EUR	1,486,225	1,669,155
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 7/27/28	2,141,268	2,133,902
Netsmart Technologies, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 4.000%
4.750% VRN 10/01/27	992,500	993,741

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Panther Commercial Holdings LP, Term Loan, 3 mo. USD LIBOR + 4.500%
5.000% VRN 1/07/28	$1,492,500	$1,492,873
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	702,833	702,580
Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/27/28	2,405,144	2,291,646
SITEL Worldwide Corp., 2021 USD Term Loan, 3 mo. USD LIBOR + 3.750%
4.250% VRN 8/28/28	1,028,940	1,027,870
Surf Holdings LLC, USD Term Loan, 3 mo. USD LIBOR + 3.500%
3.690% VRN 3/05/27	493,449	489,062
Tempo Acquisition LLC, Non-Extended Term Loan, 1 mo. USD LIBOR + 2.750%
2.854% VRN 5/01/24	72,952	72,897
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 4/24/28	904,110	901,849
		13,477,734
Cosmetics & Personal Care — 0.6%
Coty, Inc., 2018 USD Term Loan B, 1 mo. USD LIBOR + 2.250%
2.353% VRN 4/07/25	851,139	839,436
Hoffmaster Group, Inc., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
5.000% VRN 11/21/23	1,407,120	1,305,610
Journey Personal Care Corp., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 3/01/28	324,790	324,384
		2,469,430
Distribution & Wholesale — 0.4%
Ammeraal Beltech Holding B.V., 2018 EUR 1st Lien Term Loan, 3 mo. EURIBOR + 3.500%
3.500% VRN 7/30/25 EUR	1,000,000	1,129,448
Fluid-Flow Products, Inc.
Term Loan, 3 mo. USD LIBOR + 3.750%
4.250% VRN 3/31/28	614,972	612,925
Delayed Draw Term Loan, 3 mo. USD LIBOR + 3.750%
4.250% VRN 4/01/28	117,138	116,748
		1,859,121
Diversified Financial Services — 2.0%
AllSpring Buyer LLC, Term Loan B, 3 mo. USD LIBOR + 3.250%
3.750% VRN 11/01/28	810,134	811,819
Astra Acquisition Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 5.250%
5.750% VRN 10/25/28	1,449,042	1,418,858
BCP Modular Services Holdings IV Ltd., EUR Term Loan B,
0.000% 12/13/28 EUR (e)	1,000,000	1,137,076
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
3.250% VRN 10/22/26	1,395,105	1,387,697
Deerfield Dakota Holding LLC
2020 USD Term Loan B, 1 mo. USD LIBOR + 3.750%
4.750% VRN 4/09/27	496,218	496,452
2021 USD 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
7.500% VRN 4/07/28	1,000,000	1,017,500

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Edelman Financial Center LLC
2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
4.250% VRN 4/07/28	$995,000	$993,508
2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
6.854% VRN 7/20/26	1,000,000	1,001,670
Infinitas Learning Holding B.V., 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.500%
4.500% VRN 9/29/28 EUR	500,000	570,320
		8,834,900
Electric — 0.9%
Arvos BidCo SARL
USD 1st Lien Term Loan B1, 3 mo. USD LIBOR + 5.500%
6.500% VRN 8/29/23	121,534	96,893
USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 5.500%,
6.500% VRN 8/29/23	121,534	96,893
EUR 1st Lien Term Loan B1, 3 mo. EURIBOR + 5.500%,
6.500% VRN 8/29/23 EUR	851,397	778,563
Astoria Energy LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.500% VRN 12/10/27	703,738	700,839
Edgewater Generation LLC, Term Loan, 1 mo. USD LIBOR + 3.750%
3.854% VRN 12/13/25	1,335,139	1,258,969
Helix Gen Funding LLC, Term Loan B,
0.000% 6/03/24 (e)	1,199,463	1,161,980
		4,094,137
Electrical Components & Equipment — 0.1%
SGB-SMIT Management GmbH, EUR Term Loan B, 6 mo. EURIBOR + 4.500%,
4.500% - 4.500% VRN 7/18/24 EUR	507,480	538,587
Electronics — 0.4%
Ingram Micro, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.000% VRN 6/30/28	1,969,808	1,968,823
Engineering & Construction — 0.6%
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 3/31/28	1,088,218	1,086,858
Energize HoldCo LLC, 2021 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
4.250% VRN 12/08/28	720,721	716,440
USIC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 5/12/28	946,716	944,519
		2,747,817
Entertainment — 3.9%
AMC Entertainment Holdings, Inc. , 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.103% VRN 4/22/26	1,696,723	1,524,930
Crown Finance US, Inc., 2018 USD Term Loan, 6 mo. USD LIBOR + 2.500%
3.500% VRN 2/28/25	1,556,959	1,201,007
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 1 mo. USD LIBOR + 2.500%
3.500% VRN 2/01/24	1,394,967	1,392,638
Dorna Sports, S.L., 2017 EUR Term Loan B2, 3 mo. EURIBOR + 2.750%
2.750% VRN 5/03/24 EUR	2,478,282	2,782,981

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
International Park Holdings B.V., EUR Term Loan B, 6 mo. EURIBOR + 3.500%
3.500% VRN 6/13/24 EUR	$500,000	$549,770
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 4.500%
5.500% VRN 7/03/26	3,000,000	2,991,570
Motion Finco SARL, EUR Term Loan B, 3 mo. EURIBOR + 3.000%
3.000% VRN 11/12/26 EUR	1,500,000	1,660,308
Odeon Cinemas Group Ltd.
GBP PIK Fixed Toggle TLB, 6 mo. Fixed
0.000% VRN 8/19/23 GBP	92,227	127,330
EUR PIK Toggle TLB2, 3 mo. EURIBOR
0.000% VRN 8/19/23 EUR	195,134	226,603
Parques Reunidos SAU, 2019 EUR Term Loan B1, 6 mo. EURIBOR + 3.750%
3.750% VRN 9/16/26 EUR	500,000	553,453
Piolin Bidco, S.A.U., 2020 EUR Incremental Term Loan B, 6 mo. EURIBOR + 7.500%
7.500% VRN 9/16/26 EUR	500,000	569,961
Vacalians Group, EUR Term Loan B, 6 mo. EURIBOR + 4.000%
4.000% VRN 11/28/25 EUR	330,783	365,653
Vue International Bidco PLC, 2019 EUR Term Loan B, 6 mo. EURIBOR + 4.750%
4.750% VRN 7/03/26 EUR	923,797	970,895
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
2.860% VRN 5/18/25	2,254,433	2,203,145
WMG Acquisition Corp., 2021 Term Loan G, 1 mo. USD LIBOR + 2.125%
2.229% VRN 1/20/28	518,991	516,656
		17,636,900
Environmental Controls — 0.3%
Gopher Resource LLC, 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
4.250% VRN 3/06/25	430,469	401,718
Madison IAQ LLC, Term Loan, 6 mo. USD LIBOR + 3.250%
3.750% VRN 6/21/28	1,071,538	1,069,899
		1,471,617
Food — 1.1%
Casino Guichard-Perrachon SA, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.000%
4.000% VRN 8/31/25 EUR	1,850,000	2,093,334
CHG PPC Parent LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 12/08/28	500,000	497,500
CTI Foods Holding Co., LLC
First Out Term Loan, 6 mo. USD LIBOR + 7.000%
8.000% VRN 5/03/24 (a) (b)	314,868	314,868
Second Out Term Loan, 6 mo. USD LIBOR + 9.000%
10.000% VRN 5/03/24 (a) (b)	207,994	195,514
Deoleo, S.A., EUR Senior Term Loan, 3 mo. EURIBOR + 4.000%
5.000% VRN 6/24/25 EUR	92,486	103,479
Froneri International Ltd., 2020 EUR Term Loan B1, 6 mo. EURIBOR + 2.375%
2.375% VRN 1/29/27 EUR	1,000,000	1,113,430

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Kouti B.V., 2021 EUR Term Loan, 3 mo. EURIBOR + 3.750%
3.750% VRN 8/31/28 EUR	$600,000	$683,742
		5,001,867
Forest Products & Paper — 0.2%
Sylvamo Corp., Term Loan B, 1 mo. USD LIBOR + 4.500%
5.000% VRN 8/18/28	914,923	918,354
Health Care – Products — 2.3%
Auris Luxembourg III SARL
2019 USD Term Loan B2, 1 mo. USD LIBOR + 3.750%
3.854% VRN 2/27/26	2,480,870	2,459,163
EUR Term Loan B1A, 6 mo. EURIBOR + 4.000%
4.000% VRN 2/27/26 EUR	2,000,000	2,269,531
Iris BidCo GmbH, EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.000% VRN 6/29/28 EUR	650,000	741,564
Lifescan Global Corp., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 6.000%
6.130% VRN 10/01/24	1,150,871	1,122,513
Medline Borrower LP, USD Term Loan B,
0.000% 1/31/22 (e)	2,000,000	1,999,120
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.103% VRN 6/30/25	1,897,451	1,895,079
		10,486,970
Health Care – Services — 3.8%
ADMI Corp., 2021 Term Loan B2, 1 mo. USD LIBOR + 3.375%
3.875% VRN 12/23/27	63,921	63,469
Aveanna Healthcare, LLC, 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.000%
7.500% VRN 12/10/29	1,497,326	1,486,096
Elysium Healthcare Holdings 3 Ltd., 2018 GBP Term Loan B1, 1 mo. GBP LIBOR + 5.250%
5.445% VRN 4/11/25 GBP	1,000,000	1,312,943
Envision Healthcare Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
3.854% VRN 10/10/25	1,577,416	1,264,646
ICON Luxembourg S.A.R.L.
US Term Loan, 3 mo. USD LIBOR + 2.250%
2.750% VRN 7/03/28	198,521	198,437
LUX Term Loan, 3 mo. USD LIBOR + 2.250%
2.750% VRN 7/03/28	796,790	796,455
MedAssets Software Intermediate Holdings, Inc.
2021 2nd Lien Term Loan 2,
0.000% 6/30/22 (e)	308,219	306,774
2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.500% VRN 12/18/28	443,442	443,025
Medical Solutions Holdings, Inc.
2021 Delayed Draw Term Loan, 3 mo. UNFND + 1.750%
1.750% VRN 11/01/28 (f)	261,703	261,143
2021 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
4.000% VRN 11/01/28	1,373,943	1,371,003
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.000%
7.500% VRN 11/01/29	294,737	290,808

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 3 mo. USD LIBOR + 4.250%
4.360% - 4.360% VRN 7/09/25	$2,000,000	$1,968,340
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.852% VRN 11/16/25	742,455	741,067
Select Medical Corp., 2017 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.360% VRN 3/06/25	1,000,000	992,500
Surgery Center Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.500% VRN 8/31/26	1,964,680	1,962,224
Tunstall Group Holdings Ltd., 2020 EUR Term Loan B, 6 mo. EURIBOR + 5.000%
5.000% VRN 6/30/25 EUR	321,190	355,008
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 6 mo. USD LIBOR + 4.250%
4.750% VRN 10/01/28	2,244,375	2,236,250
Unilabs Holding AB, EUR 2017 Term Loan B2, 6 mo. EURIBOR + 2.500%
2.500% VRN 4/19/24 EUR	500,000	567,474
US Radiology Specialists, Inc., 2020 Term Loan, 3 mo. USD LIBOR + 5.250%
5.750% VRN 12/10/27	244,898	244,362
		16,862,024
Holding Company – Diversified — 0.3%
CEP IV Investment 16 SARL
EUR Term Loan B,
0.000% 10/03/24 EUR (e)	500,000	531,696
USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.750%
8.750% VRN 10/03/25	900,000	835,497
		1,367,193
Home Furnishing — 0.6%
Hilding Anders International AB, EUR 2017 Term Loan B2, 6 mo. EURIBOR + 5.000%
5.000% - 5.000% VRN 11/29/24 EUR	702,654	667,976
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 9/25/28	2,046,392	2,027,627
		2,695,603
Household Products & Wares — 0.1%
Illuminate Merger Sub Corp., Term Loan, 3 mo. USD LIBOR + 3.500%
4.000% VRN 7/21/28	540,984	536,082
Insurance — 2.9%
Acrisure LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 3.500%
3.724% VRN 2/15/27	1,969,943	1,945,319
Alliant Holdings Intermediate LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 5/09/25	2,224,102	2,200,082
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 2/19/28	448,635	444,898
AssuredPartners, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
3.604% VRN 2/12/27	1,730,613	1,715,227
Asurion LLC
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
3.354% VRN 12/23/26	2,970,000	2,947,725

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%
5.354% VRN 1/20/29	$2,051,724	$2,041,897
Broadstreet Partners, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 3.250%
3.750% VRN 1/27/27	798,000	792,350
Hub International Ltd.
2018 Term Loan B, 3 mo. USD LIBOR + 2.750%
2.875% VRN 4/25/25	166,203	164,164
2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.000% VRN 4/25/25	435,106	434,697
Ryan Specialty Group LLC, Term Loan, 1 mo. USD LIBOR + 3.000%
3.750% VRN 9/01/27	431,893	431,245
		13,117,604
Internet — 3.7%
Eagle Broadband Investments LLC, Term Loan, 3 mo. USD LIBOR + 3.000%
3.750% VRN 11/12/27	450,000	449,158
Endure Digital, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
4.250% VRN 2/10/28	1,958,962	1,940,606
Getty Images, Inc., 2019 USD Term Loan B, 1 mo. USD LIBOR + 4.500%
4.625% VRN 2/19/26	917,103	917,296
Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD LIBOR + 4.250%
4.750% VRN 8/19/28	1,980,392	1,979,164
ION Trading Finance Ltd., 2021 USD Term Loan, 3 mo. USD LIBOR + 4.750%
4.974% VRN 4/03/28	2,090,065	2,092,970
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
4.250% VRN 4/03/28 EUR	895,500	1,020,607
MH Sub I LLC
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
3.604% VRN 9/13/24	1,490,425	1,481,855
2020 Incremental Term Loan, 1 mo. USD LIBOR + 3.750%
4.750% VRN 9/13/24	206,576	206,791
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
6.352% VRN 2/12/29	500,000	502,290
Proofpoint, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 8/31/28	697,674	694,242
PUG LLC
USD Term Loan, 1 mo. USD LIBOR + 3.500%
3.604% VRN 2/12/27	1,456,931	1,422,023
2021 Incremental Term Loan B, 1 mo. USD LIBOR + 4.250%
4.750% VRN 2/12/27	915,978	910,253
team.blue Finco SARL
EUR Delayed Draw Term Loan, 3 mo. EURIBOR + 3.750%
3.750% VRN 3/25/28 EUR	67,568	76,747
EUR Term Loan, 3 mo. EURIBOR + 3.750%
3.750% VRN 3/30/28 EUR	1,182,432	1,343,076
Voyage Australia Pty Ltd., USD Term Loan B, 3 mo. USD LIBOR + 3.500%
4.000% VRN 7/20/28	969,697	968,786
W3 Topco LLC, 2019 Term Loan B, 6 mo. USD LIBOR + 6.000%
7.000% VRN 8/16/25	741,550	730,196
		16,736,060
Iron & Steel — 0.0%
Boomerang Tube LLC, 2018 Term Loan, 3 mo. USD LIBOR + 5.000%
5.224% VRN 3/31/22 (a) (b)	64,538	—

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 1.8%
Amer Sports Oyj, EUR Term Loan B, 6 mo. EURIBOR + 4.500%
4.500% VRN 3/30/26 EUR	$500,000	$568,681
Carnival Corp., 2021 Incremental Term Loan B, 6 mo. USD LIBOR + 3.250%
4.000% VRN 10/18/28	2,250,000	2,227,500
City Football Group Ltd., Term Loan, 6 mo. USD LIBOR + 3.500%
4.000% VRN 7/21/28	927,835	920,876
HNVR Holdco Ltd., EUR Term Loan B, 6 mo. EURIBOR + 4.250%
4.250% VRN 9/12/25 EUR	2,000,000	2,020,063
Richmond UK Bidco Ltd., 2017 GBP Term Loan B, 1 mo. SONIA + 4.250%
4.479% VRN 3/03/24 GBP	982,094	1,312,697
Rouge Beachhouse B.V., 2018 EUR Term Loan B, 3 mo. EURIBOR + 4.500%
4.500% VRN 9/04/25 EUR	500,000	569,961
Silk Bidco AS, EUR Term Loan B, 6 mo. EURIBOR + 4.000%
4.000% VRN 2/24/25 EUR	500,000	528,235
		8,148,013
Lodging — 1.3%
Casper BidCo SAS, 2020 EUR Term Loan B3A, 6 mo. EURIBOR + 3.875%
3.875% VRN 7/31/26 EUR	1,500,000	1,620,022
Compass IV Ltd.
2018 EUR Term Loan B, 6 mo. EURIBOR + 4.000%
4.000% VRN 4/30/25 EUR	500,000	567,929
2018 EUR 2nd Lien Term Loan, 6 mo. EURIBOR + 8.000%
9.000% VRN 4/30/26 EUR	500,000	569,250
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3 mo. USD LIBOR + 2.500%
3.250% VRN 10/04/23	1,792,631	1,779,993
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.500% VRN 8/02/28	536,771	537,174
Motel 6, Term Loan B, 1 mo. USD LIBOR + 5.000%
5.750% VRN 9/09/26	908,696	912,676
		5,987,044
Machinery – Diversified — 1.3%
ASP Blade Holdings, Inc., Initial Term Loan, 1 mo. USD LIBOR + 4.000%
4.500% VRN 10/13/28	1,000,000	999,170
Pro Mach Group, Inc.
2021 Delayed Draw Term Loan, 3 mo. USD LIBOR + 4.000%
5.000% VRN 8/31/28 (f)	115,918	116,207
2021 Term Loan B, 3 mo. USD LIBOR + 4.000%
5.000% VRN 8/31/28	921,546	923,850
Titan Acquisition Ltd., 2018 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.354% VRN 3/28/25	1,925,863	1,891,622
Welbilt, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 2.500%
2.604% VRN 10/23/25	2,000,000	1,990,840
		5,921,689
Media — 5.9%
A-L Parent LLC, 2016 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
4.250% VRN 12/01/23	1,958,763	1,850,012
Altice Financing SA, EUR 2017 1st Lien Term Loan, 3 mo. EURIBOR + 2.750%
2.750% VRN 1/31/26 EUR	989,691	1,095,247

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banijay Entertainment S.A.S, USD Term Loan, 1 mo. USD LIBOR + 3.750%
3.844% VRN 3/01/25	$1,299,186	$1,292,690
CSC Holdings LLC, 2017 Term Loan B1, 3 mo. USD LIBOR + 2.250%
2.360% VRN 7/17/25	1,640,600	1,613,941
Cumulus Media New Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.750%
4.750% VRN 3/31/26	1,138,361	1,136,699
DirecTV Financing LLC, Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 8/02/27	1,955,000	1,955,567
Gray Television, Inc., 2021 Term Loan D, 1 mo. USD LIBOR + 3.000%
3.099% VRN 12/01/28	689,655	685,690
Houghton Mifflin Harcourt Publishing Co., 2019 Term Loan B, 1 mo. USD LIBOR + 6.250%
7.250% VRN 11/22/24	87,695	87,503
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 5/01/26	3,136,237	3,113,280
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 1 mo. USD LIBOR + 4.750%
5.250% VRN 7/28/28	1,218,595	1,211,747
Radiate Holdco LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.000% VRN 9/25/26	3,000,000	2,987,820
Springer Nature Deutschland GmbH, 2021 EUR Term Loan B17, 1 mo. EURIBOR + 2.750%
3.250% VRN 8/14/26 EUR	1,511,476	1,710,731
Univision Communication, Inc., 2021 Term Loan B,
0.000% 5/05/28 (e)	1,187,802	1,184,832
Virgin Media SFA Finance Ltd.
GBP Term Loan L, 1 mo. GBP LIBOR + 3.250%
3.345% VRN 1/15/27 GBP	1,000,000	1,334,451
GBP Term Loan M, 1 mo. GBP LIBOR + 3.250%
3.345% VRN 11/15/27 GBP	2,250,000	2,996,942
Ziggo BV, 2019 EUR Term Loan H, 6 mo. EURIBOR + 3.000%
3.000% VRN 1/31/29 EUR	2,000,000	2,242,412
		26,499,564
Metal Fabricate & Hardware — 0.7%
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.000%
4.750% VRN 10/12/28	1,494,612	1,490,876
WireCo WorldGroup, Inc., 2021 Term Loan, 6 mo. USD LIBOR + 4.250%
4.750% VRN 11/13/28	1,750,000	1,746,727
		3,237,603
Mining — 0.4%
U.S. Silica Company, 2018 Term Loan B, 1 mo. USD LIBOR + 4.000%
5.000% VRN 5/01/25	1,843,587	1,799,230
Miscellaneous - Manufacturing — 1.9%
CeramTec AcquiCo GmbH
EUR 2017 Term Loan B1,
0.000% 3/07/25 EUR (e)	1,965,205	2,228,055
USD 2017 Term Loan B2, 3 mo. USD LIBOR + 2.750%
2.925% VRN 3/07/25	1,250,000	1,234,375
EXC Holdings III Corp., USD 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
4.500% VRN 12/02/24	1,472,102	1,475,782
Gates Global LLC, 2021 Term Loan B3, 1 mo. USD LIBOR + 2.500%
3.250% VRN 3/31/27	992,481	989,732

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gemini HDPE LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 3.000%
3.500% VRN 12/31/27	$795,537	$793,795
Groupe Solmax, Inc., Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 5/29/28	865,599	862,717
Hyperion Materials & Technologies, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.500%
5.000% VRN 8/30/28	551,020	551,252
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
3.604% VRN 9/06/25	592,550	584,734
		8,720,442
Oil & Gas — 0.4%
Gulf Finance, LLC, 2021 Term Loan, 3 mo. USD LIBOR + 5.250%
6.250% VRN 8/25/26	1,680,872	1,565,312
Packaging & Containers — 1.5%
Albea Beauty Holdings S.A, 2018 USD Term Loan B2, 3 mo. USD LIBOR + 3.000%
4.000% VRN 4/22/24	199,640	193,651
BWAY Holding Co., 2017 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 4/03/24	1,896,000	1,868,907
CCP Lux Holding SARL, EUR 1st Lien Term Loan, 3 mo. EURIBOR + 4.000%
4.000% VRN 1/10/25 EUR	1,000,000	1,134,868
Flex Acquisition Company, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.500%
4.000% VRN 3/02/28	1,332,757	1,329,145
Graham Packaging Co., Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
3.750% VRN 8/04/27	513,937	512,061
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 6 mo. USD LIBOR + 4.000%
4.500% VRN 10/02/28	345,224	344,234
2021 2nd Lien Term Loan, 6 mo. USD LIBOR + 6.750%
7.250% VRN 10/01/29	254,237	252,966
Proampac PG Borrower LLC, 2020 Term Loan, 1 mo. USD LIBOR + 3.750%
4.500% VRN 11/03/25	997,493	997,493
Ring Container Technologies Group LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 8/12/28	307,797	308,104
		6,941,429
Pharmaceuticals — 3.0%
Aenova Holding GmbH, 2021 EUR Term Loan B, 6 mo. EURIBOR + 4.500%
4.500% VRN 3/06/26 EUR	500,000	569,608
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B,
0.000% 10/20/28 EUR (e)	600,000	681,392
Amneal Pharmaceuticals LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.500%
3.625% VRN 5/04/25	2,451,656	2,424,075
Endo Luxembourg Finance Company I SARL, 2021 Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 3/27/28	1,286,902	1,248,938
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
4.750% VRN 10/01/27	602,164	603,067
Horizon Therapeutics USA, Inc.

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Term Loan B1, 1 mo. USD LIBOR + 2.250%
2.375% VRN 5/22/26	$494,267	$491,642
2021 Term Loan B2, 1 mo. USD LIBOR + 2.000%
2.500% VRN 3/15/28	891,045	887,222
IVC Acquisition Ltd, 2021 EUR Term Loan B5, 3 mo. EURIBOR + 4.000%
4.000% VRN 2/13/26 EUR	587,000	668,393
Jazz Financing Lux S.a.r.l., USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 5/05/28	1,097,931	1,101,433
Nidda Healthcare Holding AG
2020 EUR Term Loan F, 3 mo. EURIBOR + 3.500%
3.500% VRN 8/21/26 EUR	1,925,000	2,169,455
2020 GBP Term Loan F, 3 mo. GBP LIBOR + 4.500%
4.567% VRN 8/21/26 GBP	500,000	671,557
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/02/28	648,958	649,095
Padagis LLC, Term Loan B, 3 mo. USD LIBOR + 4.750%
5.250% VRN 7/06/28	1,548,387	1,538,710
		13,704,587
Pipelines — 0.8%
Buckeye Partners, L.P., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.354% VRN 11/01/26	390,793	389,062
DT Midstream, Inc., Term Loan B, 3 mo. USD LIBOR + 2.000%
2.500% VRN 6/26/28	518,229	518,960
Freeport LNG Investments, LLLP, Term Loan B, 3 mo. USD LIBOR + 3.500%
4.000% VRN 12/21/28	1,102,362	1,090,997
Oryx Midstream Services Permian Basin LLC, Term Loan B, 3 mo. USD LIBOR + 3.250%
3.750% VRN 10/05/28	1,788,117	1,774,992
		3,774,011
Real Estate — 0.3%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.750%
2.854% VRN 8/21/25	1,492,405	1,480,943
Retail — 6.8%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.854% VRN 11/19/26	494,949	487,525
At Home Group, Inc., Term Loan B, 3 mo. USD LIBOR + 4.250%
4.750% VRN 7/24/28	458,716	458,486
Constellation Automotive Ltd.
GBP Term Loan B, 3 mo. SONIA + 4.750%
4.855% VRN 7/28/28 GBP	500,000	675,929
GBP 2nd Lien Term Loan B, 3 mo. SONIA + 7.500%
7.600% VRN 7/30/29 GBP	500,000	682,907
EG Group Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.250%,
4.750% VRN 3/31/26	653,456	657,540
Eyemart Express LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.000%
4.000% VRN 8/31/27	969,792	967,367
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 2/03/28	1,049,789	1,041,538

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Great Outdoors Group LLC, 2021 Term Loan B1, 3 mo. USD LIBOR + 3.750%
4.500% VRN 3/06/28	$1,980,038	$1,980,453
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
3.250% VRN 10/19/27	969,418	966,529
IRB Holding Corp.
2020 Term Loan B, 6 mo. USD LIBOR + 2.750%
3.750% VRN 2/05/25	2,026,117	2,021,274
2020 Fourth Amendment Incremental Term Loan, 3 mo. USD LIBOR + 3.250%
4.250% VRN 12/15/27	994,975	994,040
LBM Acquisition LLC
2021 Incremental Term Loan B2,
0.000% 3/31/22 (e)	309,524	306,478
Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 12/17/27	2,112,241	2,091,456
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 4/15/28	2,217,547	2,195,771
Park River Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.250%
4.000% VRN 12/28/27	1,285,432	1,272,372
Peer Holding III B.V., 2019 EUR Term Loan B, 3 mo. EURIBOR + 3.250%
3.250% VRN 1/16/27 EUR	1,000,000	1,135,414
Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.000% VRN 3/03/28	2,214,970	2,210,119
PetSmart, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 2/11/28	1,995,000	1,996,257
Serta Simmons Bedding LLC, 2020 Super Priority Second Out Term Loan, 3 mo. USD LIBOR + 7.500%
8.500% VRN 8/10/23	1,502,402	1,401,411
Specialty Building Products Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 10/15/28	1,581,717	1,576,783
SRS Distribution, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 6/02/28	1,342,463	1,338,180
Staples, Inc., 7 Year Term Loan, 3 mo. USD LIBOR + 5.000%
5.132% VRN 4/16/26	1,987,271	1,916,822
White Cap Buyer LLC, Term Loan B, 1 mo. USD LIBOR + 4.000%
4.500% VRN 10/19/27	1,492,462	1,492,627
Winterfell Financing SARL, EUR Term Loan B, 3 mo. EURIBOR + 3.500%
3.500% VRN 5/04/28 EUR	500,000	562,328
		30,429,606
Software — 10.1%
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% - 5.250% VRN 9/19/24	1,000,000	999,000
AppLovin Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.500% VRN 10/25/28	686,646	684,785
Ascend Learning LLC
2021 Term Loan,
0.000% 3/31/22 (e)	880,503	878,487
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 5.750%
6.250% VRN 12/10/29	454,545	455,305
Banff Merger Sub, Inc.
2021 USD Term Loan, 3 mo. USD LIBOR + 3.750%
3.974% VRN 10/02/25	2,846,743	2,826,816

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2021 USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 5.500%
6.000% VRN 2/27/26	$283,962	$286,327
Cloudera, Inc.
2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.250% VRN 10/08/28	934,579	931,075
2021 Second Lien Term Loan, 1 mo. USD LIBOR + 6.000%
6.500% VRN 10/08/29	566,667	565,250
Cornerstone OnDemand, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.750%
4.250% VRN 10/16/28	2,000,000	1,992,140
Cvent, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
3.854% VRN 11/29/24	812,333	810,554
Epicor Software Corp., 2020 Term Loan, 1 mo. USD LIBOR + 3.250%
4.000% VRN 7/30/27	304,146	303,727
Finastra USA, Inc.
USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
4.500% VRN 6/13/24	2,397,618	2,385,246
USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
8.250% VRN 6/13/25	6,482	6,464
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1 mo. USD LIBOR + 4.000%
4.750% VRN 12/01/27	2,962,118	2,970,768
Hyland Software, Inc.
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 7/01/24	1,983,353	1,989,303
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
7.000% VRN 7/07/25	501,818	504,954
IGT Holding IV AB, 2021 USD Term Loan B2, 3 mo. USD LIBOR + 3.500%
4.000% VRN 3/31/28	684,483	682,347
Iris Bidco Ltd., 2018 GBP Term Loan B, 1 mo. SONIA + 4.500%
4.722% VRN 9/03/25 GBP	1,000,000	1,344,752
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 12/01/27	1,990,000	1,990,617
Loyalty Ventures, Inc., Term Loan B, 1 mo. USD LIBOR + 4.500%
5.000% VRN 11/03/27	653,310	648,952
Mitchell International, Inc.
2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 10/15/28	1,500,000	1,489,845
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%
7.000% VRN 10/15/29	400,000	401,800
Playtika Holding Corp., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
2.854% VRN 3/13/28	488,015	485,370
Polaris Newco LLC, USD Term Loan B, 3 mo. USD LIBOR + 4.000%
4.500% VRN 6/02/28	890,272	889,435
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.110% VRN 4/26/24	1,338,063	1,338,906
Project Leopard Holdings, Inc., 2018 Term Loan, 3 mo. USD LIBOR + 4.750%
5.750% VRN 7/05/24	1,446,790	1,445,286
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. USD LIBOR + 3.250%
4.000% VRN 3/03/28	1,318,680	1,316,478
Rackspace Technology Global, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
3.500% VRN 2/15/28	1,585,203	1,572,094
Renaissance Holding Corp.
2018 2nd Lien Term Loan,
0.000% 5/29/26 (e)	500,000	500,705

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
3.354% VRN 5/30/25	$2,215,145	$2,192,196
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD LIBOR + 4.000%
4.500% VRN 5/12/28	1,957,660	1,943,800
Sophia, L.P., 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.000% VRN 10/07/27	838,523	837,894
SS&C Technologies, Inc., 2018 Term Loan B5, 1 mo. USD LIBOR + 1.750%
1.854% VRN 4/16/25	459,548	454,282
Tibco Software, Inc.
2020 Term Loan B3, 1 mo. USD LIBOR + 3.750%
3.860% VRN 6/30/26	1,974,950	1,958,380
2020 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.250%
7.360% VRN 3/03/28	385,441	386,242
The Ultimate Software Group, Inc. (The), 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.250%
5.750% VRN 5/03/27	195,332	195,699
Veritas US, Inc.
2021 EUR Term Loan B, 3 mo. EURIBOR + 4.750%
5.750% VRN 9/01/25 EUR	740,644	845,440
2021 USD Term Loan B, 3 mo. USD LIBOR + 5.000%
6.000% VRN 9/01/25	2,981,222	2,978,419
Weld North Education LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.250% VRN 12/21/27	846,859	846,156
		45,335,296
Telecommunications — 3.4%
CCI Buyer, Inc., Term Loan, 3 mo. USD LIBOR + 3.750%
4.500% VRN 12/17/27	2,287,235	2,287,235
CenturyLink, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.354% VRN 3/15/27	1,523,810	1,505,189
Cincinnati Bell, Inc., 2021 Term Loan B2, 3 mo. SOFR + 3.250%
3.750% VRN 11/22/28	645,161	644,355
CommScope, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 4/06/26	1,962,296	1,934,902
Consolidated Communications, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
4.250% VRN 10/02/27	775,793	773,978
Delta TopCo, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 12/01/27	995,000	995,358
Digicel International Finance Ltd., 2017 Term Loan B, 6 mo. USD LIBOR + 3.250%
3.500% VRN 5/28/24	150,254	145,972
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.854% VRN 3/01/27	1,000,000	986,250
Lorca Finco PLC, EUR New Money Term Loan B2, 6 mo. EURIBOR + 4.250%
4.250% VRN 9/17/27 EUR	500,000	569,250
Matterhorn Telecom SA, 2020 EUR Term Loan B, 3 mo. EURIBOR + 2.625%
2.625% VRN 9/15/26 EUR	1,000,000	1,122,139
TDC A/S, EUR Term Loan, 6 mo. EURIBOR + 3.000%
3.000% VRN 6/04/25 EUR	1,000,000	1,130,166
Technicolor SA
2020 EUR Term Loan B1, 6 mo. EURIBOR + 3.000%
3.000% VRN 12/31/24 EUR	857,935	949,029
2020 EUR Delayed Draw Term Loan B2, 6 mo. EURIBOR + 6.000%
6.000% VRN 6/30/24 EUR	162,533	195,924

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2020 EUR Super Senior Term Loan, 3 mo. EURIBOR + 6.000%
6.000% VRN 6/30/24 EUR	$138,610	$167,868
2020 New Money Term Loan, 6 mo. USD LIBOR + 6.000%
6.153% VRN 6/30/24	124,903	132,827
Toruk AS, 2021 USD Term Loan B,
0.000% 11/02/28 (e)	923,077	902,889
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 3/09/27	860,786	848,589
		15,291,920
Transportation — 1.4%
First Student Bidco, Inc.
Term Loan C, 3 mo. USD LIBOR + 3.000%
3.500% VRN 7/21/28	501,529	499,231
Term Loan B, 3 mo. USD LIBOR + 3.000%
3.500% VRN 7/21/28	1,358,686	1,352,464
Kenan Advantage Group, Inc.
2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
4.500% VRN 3/24/26	1,779,988	1,771,338
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
8.000% VRN 9/01/27	528,634	525,991
Naviera Armas SA
EUR PIK Term Loan B, 1 mo. EURIBOR + 2.500%
2.500% VRN 12/31/22 EUR	11,349	13,826
2021 EUR Term Loan C, 1 mo. EURIBOR + 2.500%
2.500% VRN 12/31/22 EUR	88,508	107,820
2021 EUR PIK Term Loan B2, 3 mo. EURIBOR + 2.500%
2.500% VRN 12/31/22 EUR	20,512	24,988
EUR PIK Term Loan A, 1 mo. EURIBOR + 2.500%,
2.500% VRN 12/31/22 EUR	48,417	58,981
Worldwide Express Operations LLC, 2021 1st Lien Term Loan, 6 mo. USD LIBOR + 4.250%
5.000% VRN 7/26/28	2,000,000	2,004,160
		6,358,799

TOTAL BANK LOANS (Cost $395,098,016)		391,324,414

CORPORATE DEBT — 3.9%
Auto Manufacturers — 0.1%
Aston Martin Capital Holdings Ltd.
10.500% 11/30/25 (g) (h)	500,000	550,000
Commercial Services — 0.5%
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.250% 10/15/26 EUR (g) (h) (i)	260,000	298,274
APCOA Parking Holdings GmbH, 3 mo. EURIBOR + 5.000%
5.000% FRN 1/15/27 EUR (g) (i)	339,000	387,495
BCP V Modular Services Finance II PLC
6.125% 11/30/28 GBP (g) (h) (i)	350,000	471,374
Travelex Issuerco Ltd., (Acquired 8/6/20 - 12/30/21, Cost $285,969)
12.500% 8/05/25 GBP (b) (d) (g) (h) (i) (j)	233,372	442,233
Verisure Holding AB
3.250% 2/15/27 EUR (g) (h) (i)	450,000	510,441
		2,109,817

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 0.0%
Travelex Financing PLC, (Acquired 4/27/17 - 1/13/20, Cost $274,580)
8.000% 5/15/22 EUR (a) (b) (d) (g) (h) (i) (k)	$250,000	$—
Electric — 0.1%
Energia Group NI FinanceCo PLC/Energia Group ROI Holdings DAC
4.750% 9/15/24 GBP (g) (h) (i)	350,000	473,742
Entertainment — 0.3%
Banijay Entertainment SASU
3.500% 3/01/25 EUR (g) (h) (i)	500,000	571,353
CPUK Finance Ltd.
4.875% 2/28/47 GBP (g) (h) (i)	600,000	812,146
6.500% 8/28/26 GBP (g) (h) (i)	100,000	140,837
		1,524,336
Food — 0.4%
Bellis Acquisition Co. PLC
3.250% 2/16/26 GBP (g) (h) (i)	750,000	975,951
Boparan Finance PLC
7.625% 11/30/25 GBP (g) (h) (i)	500,000	560,031
		1,535,982
Hand & Machine Tools — 0.1%
IMA Industria Macchine Automatiche SpA, 3 mo. EURIBOR + 4.000%
4.000% FRN 1/15/28 EUR (g) (i)	275,000	313,106
Health Care – Services — 0.0%
Tenet Healthcare Corp.
4.625% 7/15/24 (h)	105,000	106,312
Home Furnishing — 0.0%
International Design Group SPA, 3 mo. EURIBOR + 4.250%
4.250% FRN 5/15/26 EUR (g) (i)	100,000	114,225
Internet — 0.2%
United Group BV
4.000% 11/15/27 EUR (g) (h) (i)	500,000	563,557
4.625% 8/15/28 EUR (g) (h) (i)	450,000	511,642
		1,075,199
Leisure Time — 0.5%
Carlson Travel, Inc.
4.750% 6/15/25 EUR (a) (b) (g) (h) (i) (k)	1,200,000	637,332
CWT Travel Group, Inc.
8.500% 11/19/26 (g) (h)	1,765,508	1,797,958
		2,435,290
Lodging — 0.2%
TVL Finance PLC, 3 mo. GBP LIBOR + 5.375%
5.509% FRN 7/15/25 GBP (g) (i)	600,000	774,569
Machinery – Diversified — 0.1%
Galapagos SA
1.000% 6/15/21 EUR (a) (b) (g) (h) (i) (k)	20,000	—

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mangrove Luxco III SARL
7.775% 10/09/25 EUR (g) (h) (i)	$265,415	$277,397
		277,397
Media — 0.4%
DISH DBS Corp.
5.250% 12/01/26 (g) (h)	441,000	447,791
5.750% 12/01/28 (g) (h)	567,000	572,670
Tele Columbus AG
3.875% 5/02/25 EUR (g) (h) (i)	800,000	897,138
		1,917,599
Oil & Gas Services — 0.1%
KCA Deutag UK Finance PLC
9.875% 12/01/25 (g) (h)	390,061	420,478
Packaging & Containers — 0.2%
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
4.375% 10/15/28 (g) (h)	212,000	210,410
Trivium Packaging Finance BV, 3 mo. EURIBOR + 3.750%
3.750% FRN 8/15/26 EUR (g) (i)	400,000	453,800
		664,210
Retail — 0.4%
House of Fraser Funding PLC
1.000% 9/15/20 GBP (g) (h) (i) (k)	300,000	6,091
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (g) (h)	282,000	299,307
Staples, Inc.
7.500% 4/15/26 (g) (h)	300,000	308,250
Stonegate Pub Co. Financing 2019 PLC, 3 mo. EURIBOR + 5.750%
5.750% FRN 7/31/25 EUR (g) (i)	1,100,000	1,233,564
		1,847,212
Software — 0.1%
Brunello Bidco SpA, 3 mo. EURIBOR + 3.750%
3.750% FRN 2/15/28 EUR (g) (i)	200,000	227,275
Telecommunications — 0.1%
Altice France SA/France
4.000% 7/15/29 EUR (g) (h) (i)	500,000	560,798
Transportation — 0.1%
Naviera Armas SA
3 mo. EURIBOR + 4.250% 4.250% FRN 11/15/24 EUR (g) (i)	250,000	218,592
3 mo. EURIBOR + 6.500% 6.500% FRN 7/31/23 EUR (g) (i)	250,000	221,153
		439,745

TOTAL CORPORATE DEBT (Cost $18,927,024)		17,367,292

TOTAL BONDS & NOTES (Cost $414,025,040)		408,691,706

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%

Technology — 0.0%
Software — 0.0%
Travelex Topco Ltd. (Acquired 8/21/20, Cost $0) (b) (c) (d)	285	$28,932

TOTAL WARRANTS (Cost $0)		28,932

TOTAL LONG-TERM INVESTMENTS (Cost $416,655,452)		411,880,130

TOTAL INVESTMENTS — 91.4% (Cost $416,655,452) (l)		411,880,130

Less Unfunded Loan Commitments — (0.1)%		(556,350)

NET INVESTMENTS — 91.3% (Cost $416,099,102)		411,323,780

Other Assets/(Liabilities) — 8.7%		39,317,306

NET ASSETS — 100.0%		$450,641,086

Abbreviation Legend

FRN	Floating Rate Note
PIK	Payment In-Kind
SONIA	Sterling Overnight Index Average
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $4,492,550 or 1.00% of net assets.
(c)	Non-income producing security.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2021, these securities amounted to a value of $471,165 or 0.10% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	All or a portion of the security represents unsettled loan commitments at December 31, 2021 where the rate will be determined at time of settlement.
(f)	Unfunded or partially unfunded loan commitments.
(g)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $17,260,980 or 3.83% of net assets.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2021.
(i)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(j)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(k)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2021, these securities amounted to a value of $643,423 or 0.14% of net assets.
(l)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	1/13/22	USD	18,121,926	GBP	13,677,533	$(390,983)
Morgan Stanley & Co. LLC	1/13/22	USD	73,254,272	EUR	65,046,664	(814,404)
						$(1,205,387)

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.1%

COMMON STOCK — 1.1%
Basic Materials — 0.0%
Mining — 0.0%
Boomerang Tube Holdings, Inc. (a) (b) (c)	1,769	$—
Communications — 0.0%
Telecommunications — 0.0%
Technicolor SA (c)	14,662	47,219
Consumer, Non-cyclical — 0.2%
Health Care – Services — 0.2%
Don Jersey Topco Ltd. (a) (b) (c)	257,069	269,666
MModal, Inc. (Acquired 2/6/19, Cost $10,631) (a) (b) (c) (d)	4,725	3,213
		272,879
		272,879
Energy — 0.9%
Oil & Gas — 0.5%
Fieldwood Energy LLC (a) (b) (c)	3,698	—
Fieldwood Energy LLC (a) (b) (c) (e)	496	27,543
Fieldwood Energy LLC (a) (b) (c)	15,071	—
Tourmaline Oil Corp.	26,150	844,275
		871,818
Oil & Gas Services — 0.4%
KCA Deutag International Ltd. (b) (c)	6,999	622,911
		1,494,729
Financial — 0.0%
Diversified Financial Services — 0.0%
Innovation International Holdings Ltd. (a) (b) (c)	142,479	—
Technology — 0.0%
Software — 0.0%
Travelex Topco Ltd. (Acquired 8/6/20 - 5/27/21, Cost $0) (a) (b) (c) (d)	6,266	—

TOTAL COMMON STOCK (Cost $1,497,315)		1,814,827

TOTAL EQUITIES (Cost $1,497,315)		1,814,827

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 93.1%

BANK LOANS — 40.4%
Advertising — 1.4%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
3.629% VRN 8/21/26	$1,530,559	$1,508,244
Dotdash Meredith, Inc., Term Loan B, 3 mo. SOFR + 4.000%
4.500% VRN 12/01/28	923,913	922,758
		2,431,002
Airlines — 0.7%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/20/28	506,512	523,967
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.250% VRN 8/11/28	353,714	352,260
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	346,907	347,378
		1,223,605
Banks — 0.2%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%
7.000% VRN 8/02/29	250,358	250,358
Beverages — 0.4%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
4.000% VRN 3/31/28	690,329	682,169
Biotechnology — 0.7%
Advanz Pharma Corp., 2021 EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.000% VRN 6/01/28 EUR (f)	1,000,000	1,138,739
Building Materials — 0.4%
ACProducts, Inc., 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
4.750% VRN 5/17/28	737,037	725,982
Chemicals — 2.1%
Colouroz Investment 1 GmbH
Initial EUR Term Loan, 3 mo. EURIBOR + 4.250%,
0.750% VRN 9/21/23 EUR (f)	1,294,265	1,465,844
EUR Term Loan B3, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (f)	23,597	26,725
Flint Group GmbH
EUR Term Loan B5, 3 mo. EURIBOR + 4.250%,
0.750% VRN 9/21/23 EUR (f)	100,524	113,850
2017 EUR Incremental B6, 3 mo. EURIBOR + 4.250%,
0.750% VRN 9/21/23 EUR (f)	5,825	6,597
2017 EUR Incremental B7, 3 mo. EURIBOR + 4.250%,
0.750% VRN 9/21/23 EUR (f)	14,260	16,151
EUR Add on Term Loan B4, 3 mo. EURIBOR + 4.250%,
5.000% VRN 9/21/23 EUR (f)	158,575	179,597
USD Term Loan C, 3 mo. USD LIBOR + 4.250%
5.250% VRN 9/21/23	70,914	70,367

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Flint Group US LLC, USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 4.250%,
0.750% - 5.250% VRN 9/21/23	$428,973	$425,666
GEON Performance Solutions LLC, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 8/18/28	371,015	373,682
LSF11 A5 Holdco LLC, Term Loan, 3 mo. USD LIBOR + 3.750%
4.250% VRN 10/15/28	462,963	462,190
Olympus Water US Holding Corp., 2021 USD Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 11/09/28	338,516	337,104
		3,477,773
Commercial Services — 4.5%
Albion Financing 3 SARL, EUR Term Loan,
0.000% 7/31/26 EUR (g)	510,000	581,181
AVSC Holding Corp., 2020 Term Loan B1, 3 mo. USD LIBOR + 3.250%
4.250% - 4.250% VRN 3/03/25	1,467,074	1,343,840
CoreLogic, Inc., 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
7.000% VRN 6/04/29	355,114	357,557
Eagle Bidco Ltd., 2021 GBP Term Loan B, 1 mo. GBP LIBOR + 4.250%
4.475% VRN 3/10/28 GBP (f)	500,000	672,755
Ensono, LP, 2021 Term Loan, 1 mo. USD LIBOR + 4.000%
4.750% VRN 5/19/28	563,559	562,150
Fugue Finance B.V., EUR Term Loan, 1 mo. EURIBOR + 3.250%
3.250% VRN 9/01/24 EUR (f)	750,000	841,895
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.250%
4.250% VRN 10/24/25 EUR (f)	1,000,000	1,132,169
Median B V, 2021 EUR Term Loan B,
0.000% 10/14/27 EUR (f) (g)	500,000	560,711
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/04/28	693,541	695,178
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
6.000% VRN 3/09/23	193,075	191,708
2018 2nd Lien Term Loan, 3 mo. USD LIBOR + 9.000%
10.000% VRN 3/11/24	153,729	151,927
TMF Group Holding B.V., 2018 EUR 2nd Lien Term Loan, 6 mo. EURIBOR + 6.875%
6.875% VRN 5/04/26 EUR (f)	500,000	567,474
		7,658,545
Computers — 1.8%
Ahead DB Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 10/18/27	237,303	237,362
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 7/27/28	762,512	759,889
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	677,320	677,077
Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/27/28	555,144	528,947
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 4/24/28	904,110	901,849
		3,105,124

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cosmetics & Personal Care — 0.1%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 3 mo. USD LIBOR + 3.750%
4.500% VRN 10/01/26	$149,811	$150,280
Diversified Financial Services — 0.8%
Astra Acquisition Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 5.250%
5.750% VRN 10/25/28	966,028	945,906
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
7.500% VRN 4/07/28	410,077	417,254
		1,363,160
Electric — 0.3%
Arvos BidCo SARL
USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 5.500%,
2.500% VRN 8/29/23	316,298	252,168
USD 1st Lien Term Loan B1, 3 mo. USD LIBOR + 5.500%
6.500% VRN 8/29/23	316,298	252,169
		504,337
Engineering & Construction — 0.2%
KKR Apple Bidco, LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.750%
6.250% VRN 9/21/29	141,176	142,721
USIC Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
7.250% VRN 5/14/29	147,059	147,794
		290,515
Entertainment — 3.4%
AMC Entertainment Holdings, Inc. , 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.103% VRN 4/22/26	1,065,068	957,230
Crown Finance US, Inc., 2018 USD Term Loan, 6 mo. USD LIBOR + 2.500%
3.500% VRN 2/28/25	945,943	729,681
Dorna Sports, S.L., 2017 USD Term Loan B2, 3 mo. USD LIBOR + 3.000%
3.218% VRN 4/12/24	400,000	393,252
International Park Holdings B.V., EUR Term Loan B, 6 mo. EURIBOR + 3.500%
3.500% VRN 6/13/24 EUR (f)	500,000	549,770
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 4.500%
5.500% VRN 7/03/26	893,847	891,335
Odeon Cinemas Group Ltd.
EUR PIK Toggle TLB2, 3 mo. EURIBOR
0.000% VRN 8/19/23 EUR (f)	117,080	135,962
GBP PIK Fixed Toggle TLB, 6 mo. Fixed
0.000% VRN 8/19/23 GBP (f)	55,336	76,398
Parques Reunidos SAU, 2019 EUR Term Loan B1, 6 mo. EURIBOR + 3.750%
3.750% VRN 9/16/26 EUR (f)	500,000	553,453
Vacalians Group, EUR Term Loan B, 6 mo. EURIBOR + 4.000%
4.000% VRN 11/28/25 EUR (f)	330,783	365,653

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vue International Bidco PLC, 2019 EUR Term Loan B, 6 mo. EURIBOR + 4.750%
4.750% VRN 7/03/26 EUR (f)	$1,000,000	$1,050,983
		5,703,717
Food — 0.4%
Casino Guichard-Perrachon SA, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.000%
4.000% VRN 8/31/25 EUR (f)	500,000	565,766
Deoleo, S.A., EUR Senior Term Loan, 3 mo. EURIBOR + 4.000%
5.000% VRN 6/24/25 EUR (f)	92,486	103,479
		669,245
Forest Products & Paper — 0.4%
Sylvamo Corp., Term Loan B, 1 mo. USD LIBOR + 4.500%
5.000% VRN 8/18/28	609,949	612,236
Health Care – Products — 1.1%
Auris Luxembourg III SARL, EUR Term Loan B1A, 6 mo. EURIBOR + 4.000%
4.000% VRN 2/27/26 EUR (f)	1,000,000	1,134,765
Iris BidCo GmbH, EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.000% VRN 6/29/28 EUR (f)	500,000	570,434
Lifescan Global Corp., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 6.000%
6.130% VRN 10/01/24	149,624	145,938
		1,851,137
Health Care – Services — 2.2%
Aveanna Healthcare, LLC, 2021 2nd Lien Term Loan,
0.000% 12/10/29 (g)	748,663	743,048
MedAssets Software Intermediate Holdings, Inc.
2021 2nd Lien Term Loan 2,
0.000% 11/18/29 (g)	205,479	204,516
2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.500% VRN 12/18/28	266,065	265,815
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.000%
7.500% VRN 11/01/29	147,368	145,404
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 3 mo. USD LIBOR + 4.250%
4.360% VRN 7/09/25	1,000,000	984,170
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.852% VRN 11/16/25	413,275	412,502
Tunstall Group Holdings Ltd., 2020 EUR Term Loan B, 6 mo. EURIBOR + 5.000%
5.000% VRN 6/30/25 EUR (f)	282,314	312,039
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 6 mo. USD LIBOR + 4.250%
4.750% VRN 10/01/28	568,621	566,562
		3,634,056
Holding Company – Diversified — 0.9%
CEP IV Investment 16 SARL
EUR Term Loan B,
0.000% 10/03/24 EUR (f) (g)	500,000	531,696

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.750%
8.750% VRN 10/03/25	$1,050,000	$974,747
		1,506,443
Home Furnishing — 0.7%
Hilding Anders International AB, EUR 2017 Term Loan B2, 6 mo. EURIBOR + 5.000%
5.000% VRN 11/29/24 EUR (f)	508,252	483,169
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 9/25/28	773,196	766,105
		1,249,274
Household Products & Wares — 0.2%
Illuminate Merger Sub Corp., Term Loan, 3 mo. USD LIBOR + 3.500%
4.000% VRN 7/21/28	360,656	357,388
Insurance — 0.9%
Acrisure LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 3.500%
3.724% VRN 2/15/27	492,481	486,325
Asurion LLC, 2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%
5.354% VRN 1/20/29	775,862	772,146
Innovation Group PLC
2021 EUR Term Loan B2
0.000% 9/30/25 EUR (a) (b) (f) (g)	178,951	92,088
2021 GBP Term Loan B
0.000% 9/30/25 GBP (a) (b) (f) (g)	66,929	40,948
2021 GBP Super Priority Facility 2
0.000% 9/30/25 GBP (a) (b) (f) (g)	28,430	38,481
2021 GBP Super Priority Facility 1
0.000% 9/30/25 GBP (a) (b) (f) (g)	29,894	40,463
		1,470,451
Internet — 1.8%
Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD LIBOR + 4.250%
4.750% VRN 8/19/28	653,595	653,189
ION Trading Finance Ltd., 2021 USD Term Loan, 3 mo. USD LIBOR + 4.750%
4.974% VRN 4/03/28	994,448	995,830
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
4.250% VRN 4/03/28 EUR (f)	497,500	567,004
PUG LLC, USD Term Loan, 1 mo. USD LIBOR + 3.500%
3.604% VRN 2/12/27	365,407	356,652
Voyage Australia Pty Ltd., USD Term Loan B, 3 mo. USD LIBOR + 3.500%
4.000% VRN 7/20/28	484,848	484,393
		3,057,068
Iron & Steel — 0.0%
Boomerang Tube LLC, 2018 Term Loan, 3 mo. USD LIBOR + 5.000%
5.224% VRN 6/30/22 (a) (b)	129,368	—
Leisure Time — 2.6%
Amer Sports Oyj, EUR Term Loan B, 6 mo. EURIBOR + 4.500%
4.500% VRN 3/30/26 EUR (f)	600,000	682,417

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Carnival Corp., 2021 Incremental Term Loan B, 6 mo. USD LIBOR + 3.250%
4.000% VRN 10/18/28	$892,857	$883,929
City Football Group Ltd., Term Loan, 6 mo. USD LIBOR + 3.500%
4.000% VRN 7/21/28	927,835	920,876
HNVR Holdco Ltd., EUR Term Loan B, 6 mo. EURIBOR + 4.250%
4.250% VRN 9/12/25 EUR (f)	1,000,000	1,010,031
Richmond UK Bidco Ltd., 2017 GBP Term Loan B, 1 mo. SONIA + 4.250%
4.479% VRN 3/03/24 GBP (f)	700,000	935,641
		4,432,894
Lodging — 0.4%
Casper BidCo SAS, 2020 EUR Term Loan B3A, 6 mo. EURIBOR + 3.875%
3.875% VRN 7/31/26 EUR (f)	500,000	540,007
Motel 6, Term Loan B, 1 mo. USD LIBOR + 5.000%
5.750% VRN 9/09/26	180,723	181,515
		721,522
Machinery – Diversified — 0.6%
Titan Acquisition Ltd., 2018 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.354% VRN 3/28/25	949,591	932,707
Media — 0.8%
Houghton Mifflin Harcourt Publishing Co., 2019 Term Loan B, 1 mo. USD LIBOR + 6.250%
7.250% VRN 11/22/24	32,348	32,277
Virgin Media SFA Finance Ltd., GBP Term Loan L, 1 mo. GBP LIBOR + 3.250%
3.345% VRN 1/15/27 GBP (f)	1,000,000	1,334,451
		1,366,728
Metal Fabricate & Hardware — 0.2%
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.000%
4.750% VRN 10/12/28	299,015	298,267
Miscellaneous - Manufacturing — 0.4%
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
3.604% VRN 9/06/25	735,188	725,491
Oil & Gas — 0.6%
Gulf Finance, LLC, 2021 Term Loan, 3 mo. USD LIBOR + 5.250%
6.250% VRN 8/25/26	1,003,652	934,651
Packaging & Containers — 0.8%
Albea Beauty Holdings S.A, 2018 USD Term Loan B2, 3 mo. USD LIBOR + 3.000%
4.000% VRN 4/22/24	66,388	64,396
BWAY Holding Co., 2017 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 4/03/24	1,288,832	1,270,415
		1,334,811
Pharmaceuticals — 1.0%
Aenova Holding GmbH, 2021 EUR Term Loan B, 6 mo. EURIBOR + 4.500%
4.500% VRN 3/06/26 EUR (f)	500,000	569,608

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Endo Luxembourg Finance Company I SARL, 2021 Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 3/27/28	$602,341	$584,572
Padagis LLC, Term Loan B, 3 mo. USD LIBOR + 4.750%
5.250% VRN 7/06/28	607,211	603,416
		1,757,596
Retail — 1.7%
Constellation Automotive Ltd., GBP Term Loan B, 3 mo. SONIA + 4.750%
4.855% VRN 7/28/28 GBP (f)	500,000	675,929
Great Outdoors Group LLC, 2021 Term Loan B1, 3 mo. USD LIBOR + 3.750%
4.500% VRN 3/06/28	611,368	611,497
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 4/15/28	602,128	596,215
Serta Simmons Bedding LLC, 2020 Super Priority Second Out Term Loan, 3 mo. USD LIBOR + 7.500%
8.500% VRN 8/10/23	1,060,322	989,047
		2,872,688
Software — 4.3%
AppLovin Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.500% VRN 10/25/28	392,369	391,306
Ascend Learning LLC
2021 Term Loan,
0.000% 12/11/28 (g)	440,252	439,243
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 5.750%
6.250% VRN 12/10/29	227,273	227,652
Cloudera, Inc.
2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.250% VRN 10/08/28	934,579	931,075
2021 Second Lien Term Loan, 1 mo. USD LIBOR + 6.000%
6.500% VRN 10/08/29	566,667	565,250
Finastra USA, Inc., USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
4.500% VRN 6/13/24	804,290	800,140
Hyland Software, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
7.000% VRN 7/07/25	250,909	252,477
IGT Holding IV AB, 2021 USD Term Loan B2, 3 mo. USD LIBOR + 3.500%
4.000% VRN 3/31/28	456,322	454,898
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 12/01/27	528,262	528,425
Mitchell International, Inc.
2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 10/15/28	1,000,000	993,230
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%
7.000% VRN 10/15/29	200,000	200,900
Polaris Newco LLC, USD Term Loan B, 3 mo. USD LIBOR + 4.000%
4.500% VRN 6/02/28	593,514	592,957
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD LIBOR + 4.000%
4.500% VRN 5/12/28	640,107	635,575
Tibco Software, Inc., 2020 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.250%
7.360% VRN 3/03/28	146,642	146,948

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Ultimate Software Group, Inc. (The), 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.250%
5.750% VRN 5/03/27	$130,221	$130,466
		7,290,542
Telecommunications — 1.0%
Cincinnati Bell, Inc., 2021 Term Loan B2, 3 mo. SOFR + 3.250%
3.750% VRN 11/22/28	516,129	515,484
Technicolor SA
2020 EUR Term Loan B1, 6 mo. EURIBOR + 3.000%
3.000% VRN 12/31/24 EUR (f)	618,250	683,894
2020 EUR Delayed Draw Term Loan B2, 6 mo. EURIBOR + 6.000%
6.000% VRN 6/30/24 EUR (f)	162,533	195,924
2020 EUR Super Senior Term Loan, 3 mo. EURIBOR + 6.000%
6.000% VRN 6/30/24 EUR (f)	138,610	167,867
2020 New Money Term Loan, 6 mo. USD LIBOR + 6.000%
6.153% VRN 6/30/24	124,904	132,828
		1,695,997
Transportation — 0.4%
Kenan Advantage Group, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
8.000% VRN 9/01/27	528,634	525,991
Naviera Armas SA
2021 EUR Term Loan C, 1 mo. EURIBOR + 2.500%
2.500% VRN 12/31/22 EUR (f)	44,252	53,908
EUR PIK Term Loan B, 1 mo. EURIBOR + 2.500%
2.500% VRN 12/31/22 EUR (f)	5,675	6,913
2021 EUR PIK Term Loan B2, 3 mo. EURIBOR + 2.500%
2.500% VRN 12/31/22 EUR (f)	10,256	12,494
EUR PIK Term Loan A, 1 mo. EURIBOR + 2.500%,
7.500% VRN 12/31/22 EUR (f)	24,208	29,491
		628,797

TOTAL BANK LOANS (Cost $68,658,954)		68,105,295

CORPORATE DEBT — 42.2%
Advertising — 0.8%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (h)	55,000	58,712
Summer BC Holdco A Sarl
9.250% 10/31/27 EUR (f) (h)	630,737	773,686
Terrier Media Buyer, Inc.
8.875% 12/15/27 (h)	472,000	510,123
		1,342,521
Aerospace & Defense — 0.6%
Triumph Group, Inc.
6.250% 9/15/24 (h)	308,000	309,925
7.750% 8/15/25	750,000	744,375
		1,054,300

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Airlines — 0.6%
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (h)	$595,000	$618,726
5.750% 4/20/29 (h)	114,000	121,705
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (h)	237,000	252,997
		993,428
Auto Manufacturers — 0.4%
Aston Martin Capital Holdings Ltd.
10.500% 11/30/25 (h)	400,000	440,000
Mclaren Finance PLC
7.500% 8/01/26 (h)	250,000	252,187
		692,187
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.
8.500% 5/15/27 (h)	162,000	171,720
Banks — 2.8%
Absa Group Ltd. 5 year CMT + 5.411%
6.375% VRN (i)	992,000	1,008,527
Ecobank Transnational, Inc. 5 year CMT + 8.211%
8.750% VRN 6/17/31 (h)	797,000	785,842
Home Credit & Finance Bank OOO Via Eurasia Capital SA 5 year CMT + 7.362%
8.800% VRN (i)	450,000	451,125
Piraeus Financial Holdings SA
5 year EUR Swap + 5.774% 5.500% VRN 2/19/30 EUR (f)	963,000	1,062,343
5 year EUR Swap + 9.195% 8.750% VRN EUR (f) (i)	750,000	847,257
5 year EUR Swap + 9.952% 9.750% VRN 6/26/29 EUR (f)	100,000	122,761
Sovcombank Via SovCom Capital DAC 5 year CMT + 6.380%
7.750% VRN (h) (i)	500,000	498,350
		4,776,205
Biotechnology — 0.6%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (h)	1,087,000	1,043,270
Chemicals — 1.3%
Braskem Idesa SAPI
6.990% 2/20/32 (h)	888,000	891,330
7.450% 11/15/29 (h)	300,000	310,875
Nobian Finance BV
3.625% 7/15/26 EUR (f) (h)	500,000	562,846
Olympus Water US Holding Corp.
4.250% 10/01/28 (h)	210,000	208,820
5.375% 10/01/29 EUR (f) (h)	235,000	258,183
		2,232,054
Commercial Services — 2.8%
APCOA Parking Holdings GmbH, 3 mo. EURIBOR + 5.000%
5.000% FRN 1/15/27 EUR (f) (h)	169,000	193,176
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (h)	120,000	124,260

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PROG Holdings, Inc.
6.000% 11/15/29 (h)	$717,000	$737,764
Techem Verwaltungsgesellschaft 674 mbH
6.000% 7/30/26 EUR (f) (h)	879,198	1,028,982
Travelex Issuerco Ltd., (Acquired 11/4/20, Cost $1,087,674)
12.500% 8/05/25 GBP (b) (d) (f) (h)	897,192	1,700,152
Verisure Midholding AB
5.250% 2/15/29 EUR (f) (h)	800,000	922,230
		4,706,564
Computers — 0.4%
CA Magnum Holdings
5.375% 10/31/26 (h)	255,000	263,606
Diebold Nixdorf Dutch Holding BV
9.000% 7/15/25 EUR (f) (h)	350,000	424,402
		688,008
Diversified Financial Services — 2.6%
Credito Real Sab De Cv Sr Unsecured Regs 01/28 8
8.000% 1/21/28	500,000	300,005
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (h)	2,147,628	2,072,461
IIFL Finance Ltd.
5.875% 4/20/23	1,555,000	1,507,672
OneMain Finance Corp.
5.375% 11/15/29	438,000	476,235
Travelex Financing PLC, (Acquired 4/27/17- 1/13/20, Cost $1,178,948)
8.000% 5/15/22 EUR (a) (b) (d) (f) (h) (j)	1,050,000	—
		4,356,373
Electric — 0.3%
Electricite de France SA 5 year EUR Swap + 3.995%
3.375% VRN EUR (f) (i)	400,000	470,200
Energy – Alternate Sources — 0.2%
Aydem Yenilenebilir Enerji AS
7.750% 2/02/27 (h)	500,000	403,570
Engineering & Construction — 0.6%
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (h)	218,000	223,450
Heathrow Finance PLC
5.250% 3/01/24 GBP (f)	100,000	138,232
4.375% STEP 3/01/27 GBP (f)	100,000	133,474
State Agency of Roads of Ukraine
6.250% 6/24/28 (h)	500,000	432,500
		927,656
Entertainment — 1.5%
AMC Entertainment Holdings, Inc.
10.000% 6/15/26 (h)	3,304	3,266
10.500% 4/24/26 (h)	142,000	150,875
Banijay Group SAS
6.500% 3/01/26 EUR (f) (h)	750,000	886,161
CPUK Finance Ltd.
4.875% 2/28/47 GBP (f) (h)	100,000	135,358

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Live Nation Entertainment, Inc.
4.750% 10/15/27 (h)	$423,000	$434,633
Motion Bondco DAC
4.500% 11/15/27 EUR (f) (h)	900,000	978,284
		2,588,577
Food — 1.6%
Aragvi Finance International DAC
8.450% 4/29/26 (h)	514,000	523,252
Bellis Finco PLC
4.000% 2/16/27 GBP (f) (h)	100,000	127,741
Boparan Finance PLC
7.625% 11/30/25 GBP (f) (h)	650,000	728,041
JBS USA LUX SA/JBS USA Finance, Inc.
6.750% 2/15/28 (h)	500,000	539,380
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.750% 12/01/31 (h)	150,000	152,250
5.500% 1/15/30 (h)	586,000	637,275
		2,707,939
Health Care – Products — 0.3%
Marcolin SpA
6.125% 11/15/26 EUR (f) (h)	400,000	463,805
Health Care – Services — 0.6%
Chrome Holdco SASU
5.000% 5/31/29 EUR (f) (h)	910,000	1,036,035
Home Furnishing — 0.1%
International Design Group SPA, 3 mo. EURIBOR + 4.250%
4.250% FRN 5/15/26 EUR (f) (h)	100,000	114,225
Internet — 0.4%
Getty Images, Inc.
9.750% 3/01/27 (h)	650,000	688,512
Iron & Steel — 0.3%
Metinvest BV
7.650% 10/01/27 (h)	286,000	283,935
8.500% 4/23/26 (h)	200,000	208,000
		491,935
Leisure Time — 0.4%
Carnival Corp.
7.625% 3/01/26 EUR (f) (h)	150,000	179,314
5.750% 3/01/27 (h)	410,000	410,000
		589,314
Lodging — 0.6%
NH Hotel Group SA
4.000% 7/02/26 EUR (f) (h)	350,000	395,885
TVL Finance PLC, 3 mo. GBP LIBOR + 5.375%
5.509% FRN 7/15/25 GBP (f) (h)	500,000	645,474
		1,041,359

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.2%
ESC Briggs & Stratton, Inc.
6.875% 12/15/49 (a) (b)	$514,000	$41,120
Mangrove Luxco III SARL
7.775% 10/09/25 EUR (f) (h)	300,000	313,543
		354,663
Media — 1.3%
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (h)	1,256,000	1,285,302
DISH DBS Corp.
5.250% 12/01/26 (h)	110,000	111,694
5.750% 12/01/28 (h)	142,000	143,420
DISH Network Corp.
3.375% 8/15/26	750,000	709,915
		2,250,331
Mining — 2.5%
First Quantum Minerals Ltd.
6.500% 3/01/24 (h)	1,006,000	1,018,575
6.875% 10/15/27 (h)	719,000	773,824
Vedanta Resources Finance II PLC
8.000% 4/23/23 (h)	750,000	731,250
8.950% 3/11/25 (h)	685,000	667,875
Vedanta Resources Ltd.
6.375% 7/30/22 (h)	1,075,000	1,062,723
		4,254,247
Oil & Gas — 3.6%
CVR Energy, Inc.
5.250% 2/15/25 (h)	525,000	511,875
5.750% 2/15/28 (h)	379,000	368,767
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250% 11/01/28 (h)	1,000,000	1,051,250
Nabors Industries, Inc.
7.375% 5/15/27 (h)	473,000	489,465
Occidental Petroleum Corp.
5.875% 9/01/25	153,000	168,683
6.125% 1/01/31	452,000	550,807
6.375% 9/01/28	157,000	186,412
Transocean Guardian Ltd.
5.875% 1/15/24 (h)	335,000	317,413
Transocean, Inc.
7.250% 11/01/25 (h)	600,000	462,000
Tullow Oil PLC
7.000% 3/01/25 (h)	1,050,000	857,115
10.250% 5/15/26 (h)	1,000,000	1,010,390
		5,974,177
Oil & Gas Services — 1.0%
Borets Finance DAC
6.000% 9/17/26 (h)	531,000	536,735
KCA Deutag UK Finance PLC
9.875% 12/01/25 (h)	349,977	377,268

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Weatherford International Ltd.
8.625% 4/30/30 (h)	$744,000	$772,384
		1,686,387
Packaging & Containers — 1.1%
Mauser Packaging Solutions Holding Co.
7.250% 4/15/25 (h)	182,000	182,461
Titan Holdings II BV
5.125% 7/15/29 EUR (f) (h)	367,000	414,863
Trident TPI Holdings, Inc.
9.250% 8/01/24 (h)	1,125,000	1,175,625
		1,772,949
Pharmaceuticals — 1.8%
Bausch Health Americas, Inc.
8.500% 1/31/27 (h)	415,000	435,750
Bausch Health Cos., Inc.
4.875% 6/01/28 (h)	238,000	243,355
5.000% 1/30/28 (h)	204,000	187,680
5.000% 2/15/29 (h)	281,000	247,983
5.250% 1/30/30 (h)	200,000	176,000
5.250% 2/15/31 (h)	208,000	182,780
9.000% 12/15/25 (h)	165,000	173,775
Nidda BondCo GmbH
7.250% 9/30/25 EUR (f) (h)	500,000	577,866
Par Pharmaceutical, Inc.
7.500% 4/01/27 (h)	708,000	723,526
		2,948,715
Pipelines — 1.6%
EnLink Midstream Partners LP
5.600% 4/01/44	206,000	207,766
EQM Midstream Partners LP
4.500% 1/15/29 (h)	170,000	176,800
4.750% 1/15/31 (h)	154,000	162,855
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 1/15/27	1,000,000	1,030,560
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (h)	750,000	773,475
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	251,000	272,574
		2,624,030
Real Estate — 2.1%
Country Garden Holdings Co. Ltd.
7.125% 1/27/22	500,000	499,300
Kaisa Group Holdings Ltd.
9.950% 7/23/25	1,000,000	257,500
11.950% 10/22/22 (h)	1,000,000	266,500
New Metro Global Ltd.
4.800% 12/15/24	204,000	184,977
Powerlong Real Estate Holdings Ltd.
4.900% 5/13/26	204,000	167,363
6.250% 8/10/24	704,000	601,357
Times China Holdings Ltd.
5.550% 6/04/24	357,000	253,470

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wanda Group Overseas Ltd.
7.500% 7/24/22	$200,000	$186,961
Wanda Properties Overseas Ltd.
7.250% 4/28/22	500,000	494,550
Yuzhou Group Holdings Co. Ltd.
6.000% 10/25/23	431,000	131,455
7.700% 2/20/25	721,000	205,485
8.500% 2/04/23	1,000,000	325,000
		3,573,918
Real Estate Investment Trusts (REITS) — 0.3%
Service Properties Trust
4.750% 10/01/26	500,000	486,250
Retail — 3.4%
Alsea S.a. Co. Guar Regs 12/26 7.75
7.750% 12/14/26 (h)	671,000	695,632
Bath & Body Works, Inc.
6.875% 11/01/35	200,000	248,500
Eurotorg LLC Via Bonitron DAC
9.000% 10/22/25 (h)	482,000	484,892
Foodco Bondco SA
6.250% 5/15/26 EUR (f) (h)	350,000	365,401
Future Retail Ltd.
5.600% 1/22/25 (h)	950,000	590,900
House of Fraser Funding PLC
1.000% 9/15/20 GBP (f) (h) (j)	150,000	3,046
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (h)	263,000	279,140
Nordstrom, Inc.
5.000% 1/15/44	1,202,000	1,120,865
Sonic Automotive, Inc.
4.625% 11/15/29 (h)	249,000	251,366
4.875% 11/15/31 (h)	141,000	142,368
Staples, Inc.
10.750% 4/15/27 (h)	1,000,000	942,500
Stonegate Pub Co. Financing 2019 PLC
8.000% 7/13/25 GBP (f)	310,000	425,895
8.250% 7/31/25 GBP (f) (h)	100,000	137,182
Stonegate Pub Co. Financing 2019 PLC, 3 mo. EURIBOR + 5.750%
5.750% FRN 7/31/25 EUR (f) (h)	100,000	112,142
		5,799,829
Software — 0.4%
Elastic NV
4.125% 7/15/29 (h)	462,000	457,094
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (h)	225,000	232,875
		689,969
Telecommunications — 2.6%
CommScope, Inc.
4.750% 9/01/29 (h)	444,000	441,252
DKT Finance ApS
7.000% 6/17/23 EUR (f) (h)	1,500,000	1,728,174

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Kaixo Bondco Telecom SA
5.125% 9/30/29 EUR (f) (h)	$555,000	$635,143
Oi Movel SA
8.750% 7/30/26	628,000	646,846
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (h)	500,000	480,625
Wp/ap Telecom Holdings Sr Unsecured Regs 01/30 5.5
5.500% 1/15/30 EUR (f) (h)	345,000	399,185
		4,331,225
Transportation — 0.4%
Naviera Armas SA 3 mo. EURIBOR + 6.500%
6.500% FRN 7/31/23 EUR (f) (h)	250,000	221,154
Ukraine Railways Via Rail Capital Markets PLC
7.875% 7/15/26	500,000	466,020
		687,174

TOTAL CORPORATE DEBT (Cost $75,113,077)		71,013,621

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.5%
Other Asset-Backed Securities — 10.5%
Alinea CLO 2018-1 Ltd., Series 2018-1A, Class E, 3 mo. USD LIBOR + 6.000%
6.132% FRN 7/20/31 (h)	1,250,000	1,208,344
Ares XLVIII CLO Ltd., Series 2018-48A, Class E, 3 mo. USD LIBOR + 5.200%
5.332% FRN 7/20/30 (h)	800,000	752,038
Bain Capital Euro CLO, Series 2021-2A, Class E, 3 mo. EURIBOR + 6.220%
6.220% FRN 7/17/34 EUR (h)	800,000	882,386
Blackrock European CLO VII DAC, Series 7X, Class E, 3 mo. EURIBOR + 5.170%
5.170% FRN 10/15/31 EUR	725,000	803,612
Canyon Capital CLO 2021-2 Ltd., Series 2021-2A, Class E, 3 mo. USD LIBOR + 6.700%
6.824% FRN 4/15/34 (h)	1,500,000	1,491,799
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD LIBOR + 6.610%
6.734% FRN 7/23/34 (h)	1,000,000	985,590
CIFC Funding 2017-V Ltd., Series 2017-5A, Class D, 3 mo. USD LIBOR + 6.100%
6.222% FRN 11/16/30 (h)	500,000	492,544
Galaxy XXIV Clo Ltd., Series 2017-24A, Class E, 3 mo. USD LIBOR + 5.500%
5.624% FRN 1/15/31 (h)	700,000	660,645
Madison Park Funding Ltd.
Series 2014-13A, Class SUB, 0.000% VRN 4/19/30 (h) (k)	500,000	235,182
Series 2018-27A, Class D, 3 mo. USD LIBOR + 5.000% 5.132% FRN 4/20/30 (h)	500,000	473,996
Series 2018-28A, Class F, 3 mo. USD LIBOR + 7.600% 7.724% FRN 7/15/30 (h)	500,000	471,820
Magnetite VII Ltd., Series 2012-7A, Class SUB,
VRN 1/15/28 (h) (k)	2,000,000	880,072
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class E, 3 mo. USD LIBOR + 6.020%
6.144% FRN 4/19/30 (h)	1,500,000	1,472,002

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class SUB,
VRN 7/20/26 (h) (k)	$1,400,000	$686,169
OHA Credit Funding 9 Ltd., Series 2021-9A, Class E, 3 mo. USD LIBOR + 6.250%
6.434% FRN 7/19/35 (h)	625,000	620,089
Steele Creek Clo 2018-2 Ltd., Series 2018-2A, Class E, 3 mo. USD LIBOR + 6.200%
6.360% FRN 8/18/31 (h)	850,000	758,204
THL Credit Wind River CLO Ltd.
Series 2018-2A, Class E, 3 mo. USD LIBOR + 5.750% 5.874% FRN 7/15/30 (h)	1,450,000	1,381,865
Series 2017-4A, Class E, 3 mo. USD LIBOR + 5.800% 5.960% FRN 11/20/30 (h)	500,000	469,858
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EURIBOR + 6.160%
6.160% FRN 7/21/34 EUR (h)	1,000,000	1,104,180
Wellfleet CLO Ltd.
Series 2018-1A, Class E, 3 mo. USD LIBOR + 5.500% 5.622% FRN 7/17/31 (h)	1,000,000	944,585
Series 2017-3A, Class D, 3 mo. USD LIBOR + 5.550% 5.672% FRN 1/17/31 (h)	1,000,000	931,090
		17,706,070

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,581,022)		17,706,070

TOTAL BONDS & NOTES (Cost $163,353,053)		156,824,986

	Number of Shares
WARRANTS — 0.1%
Technology — 0.1%
Software — 0.1%
Travelex Topco Ltd. (Acquired 8/21/20, Cost $0) (b) (c) (d) (f)	837	84,969

TOTAL WARRANTS (Cost $0)		84,969

TOTAL LONG-TERM INVESTMENTS (Cost $164,850,368)		158,724,782

TOTAL INVESTMENTS — 94.3% (Cost $164,850,368) (l)		158,724,782

Other Assets/(Liabilities) — 5.7%		9,698,065

NET ASSETS — 100.0%		$168,422,847

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
PIK	Payment In-Kind
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $2,961,554 or 1.76% of net assets.
(c)	Non-income producing security.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2021, these securities amounted to a value of $1,788,334 or 1.06% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	All or a portion of the security represents unsettled loan commitments at December 31, 2021 where the rate will be determined at time of settlement.
(h)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $70,784,242 or 42.03% of net assets.
(i)	Security is perpetual and has no stated maturity date.
(j)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2021, these securities amounted to a value of $3,046 or 0.00% of net assets.
(k)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2021.
(l)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/13/22	CAD	83,573	USD	65,302	$766
Bank of America N.A.	1/13/22	USD	527,641	EUR	466,686	(3,775)
Bank of America N.A.	1/13/22	USD	1,031,727	CAD	1,304,095	788
Barclays Bank PLC	1/13/22	CAD	40,998	USD	32,268	143
Canadian Imperial Bank of Commerce	1/13/22	USD	38,717,857	EUR	34,374,816	(424,766)
Canadian Imperial Bank of Commerce	1/13/22	CAD	17,064	USD	13,306	184
Canadian Imperial Bank of Commerce	1/13/22	EUR	52,691	USD	59,417	582
Canadian Imperial Bank of Commerce	1/13/22	USD	228,840	GBP	169,556	(659)
JP Morgan Chase Bank	1/13/22	USD	8,103,014	GBP	6,112,196	(170,008)
JP Morgan Chase Bank	1/13/22	EUR	500,000	USD	566,149	3,201
JP Morgan Chase Bank	1/13/22	USD	33,554	CAD	43,100	(518)
Morgan Stanley & Co. LLC	1/13/22	USD	200,650	GBP	151,585	(4,524)
Morgan Stanley & Co. LLC	1/13/22	EUR	1,667,319	USD	1,881,218	17,359
						$(581,227)

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.6%

CORPORATE DEBT — 45.5%
Agriculture — 1.2%
Amaggi Luxembourg International Sarl
5.250% 1/28/28 (a)	$1,500,000	$1,515,015
MHP Lux SA
6.250% 9/19/29 (a)	270,000	253,260
		1,768,275
Auto Manufacturers — 0.7%
Uzauto Motors AJ
4.850% 5/04/26 (a)	991,000	953,600
Auto Parts & Equipment — 0.4%
Tupy Overseas SA
4.500% 2/16/31 (a)	643,000	618,894
Banks — 9.7%
Absa Group Ltd. 5 year CMT + 5.411%
6.375% VRN (a) (b)	925,000	940,411
Access Bank PLC
6.125% 9/21/26 (a)	308,000	306,460
Banco Mercantil del Norte SA/Grand Cayman 10 year CMT + 5.034%
6.625% VRN (a) (b)	984,000	979,572
Fidelity Bank PLC
7.625% 10/28/26 (a)	508,000	498,475
Ipoteka-Bank ATIB
5.500% 11/19/25 (a)	544,000	552,497
Itau Unibanco Holding SA/Cayman Island 5 year CMT + 3.222%
4.625% VRN (a) (b)	500,000	468,505
Kasikornbank PCL/Hong Kong 5 year CMT + 4.940%
5.275% VRN (a) (b)	500,000	523,750
National Bank of Greece SA 5 year EUR Swap + 8.464%
8.250% VRN 7/18/29 EUR (a) (c)	750,000	947,801
Oman Arab Bank SAOG 5 year CMT + 6.807%
7.625% VRN (a) (b)	443,000	460,720
Piraeus Financial Holdings SA
5 year EUR Swap + 5.774% 5.500% VRN 2/19/30 EUR (a) (c)	1,000,000	1,103,161
5 year EUR Swap + 9.195% 8.750% VRN EUR (a) (b) (c)	1,000,000	1,129,676
5 year EUR Swap + 9.952% 9.750% VRN 6/26/29 EUR (a) (c)	500,000	613,805
Sovcombank Via SovCom Capital DAC
5 year CMT + 6.380% 7.750% VRN (a) (b)	1,450,000	1,445,215
5 year CMT + 6.427% 8.000% VRN 4/07/30 (a)	1,165,000	1,201,348
TBC Bank JSC 5 year USD ICE Swap + 8.995%
10.775% VRN (a) (b)	645,000	701,631
Tinkoff Bank JSC Via TCS Finance Ltd. 5 year CMT + 5.150%
6.000% VRN (a) (b)	1,835,000	1,770,775

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TMBThanachart Bank PCL 5 year CMT + 3.256%
4.900% VRN (a) (b)	$500,000	$504,195
		14,147,997
Chemicals — 1.9%
Braskem Idesa SAPI
7.450% 11/15/29 (a)	300,000	310,875
Grupo Idesa SA de CV
10.125% 5/22/26 (a)	1,107,790	724,218
UPL Corp. Ltd. 5 year CMT + 3.865%
5.250% VRN (b)	1,750,000	1,756,650
		2,791,743
Commercial Services — 1.2%
Atento Luxco 1 SA
8.000% 2/10/26 (a)	633,000	674,550
India Toll Roads
5.500% 8/19/24 (a)	999,000	1,010,388
		1,684,938
Cosmetics & Personal Care — 0.3%
Oriflame Investment Holding PLC
5.125% 5/04/26 (a)	521,000	479,841
Diversified Financial Services — 0.9%
Credito Real SAB de CV SOFOM ER
9.500% 2/07/26 (a)	500,000	323,130
IIFL Finance Ltd.
5.875% 4/20/23 (a)	1,055,000	1,022,890
		1,346,020
Electric — 4.8%
Alfa Desarrollo SpA
4.550% 9/27/51 (a)	1,913,000	1,888,131
Electricidad Firme de Mexico Holdings SA de CV
4.900% 11/20/26 (a)	263,000	260,701
FEL Energy VI Sarl
5.750% 12/01/40 (a)	675,369	676,720
India Cleantech Energy
4.700% 8/10/26 (a)	3,083,000	3,129,708
Infraestructura Energetica Nova SAB de CV
4.750% 1/15/51 (a)	312,000	309,273
4.875% 1/14/48 (a)	328,000	331,280
Interconexion Electrica SA
3.825% 11/26/33 (a)	372,000	381,486
		6,977,299
Energy – Alternate Sources — 0.6%
Aydem Yenilenebilir Enerji AS
7.750% 2/02/27 (a)	500,000	403,570
Investment Energy Resources Ltd.
6.250% 4/26/29 (a)	492,000	528,290
		931,860

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 1.9%
IHS Holding Ltd.
6.250% 11/29/28 (a)	$892,000	$903,150
Rutas 2 and 7 Finance Ltd.
0.000% 9/30/36 (a)	850,000	624,750
State Agency of Roads of Ukraine
6.250% 6/24/28 (a)	1,528,000	1,321,720
		2,849,620
Food — 1.3%
Aragvi Finance International DAC
8.450% 4/29/26 (a)	406,000	413,308
8.450% 4/29/26 (a)	964,000	981,352
Ulker Biskuvi Sanayi AS
6.950% 10/30/25 (a)	494,000	464,854
		1,859,514
Housewares — 0.7%
Turkiye Sise ve Cam Fabrikalari AS
6.950% 3/14/26 (a)	1,000,000	1,020,000
Insurance — 0.6%
Sagicor Financial Co. Ltd.
5.300% 5/13/28 (a)	884,000	906,100
Internet — 0.8%
B2W Digital Lux Sarl
4.375% 12/20/30 (a)	706,000	636,289
Meituan
3.050% 10/28/30 (a)	529,000	490,098
		1,126,387
Iron & Steel — 1.3%
JSW Steel Ltd.
5.050% 4/05/32 (a)	1,125,000	1,108,671
Metinvest BV
5.625% 6/17/25 EUR (a) (c)	750,000	844,158
		1,952,829
Media — 0.7%
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (a)	978,000	982,890
Mining — 2.5%
Stillwater Mining Co.
4.500% 11/16/29 (a)	850,000	817,275
Vedanta Resources Co.
8.950% 3/11/25 (a)	1,370,000	1,335,750
9.250% 4/23/26 (a)	550,000	511,500
13.875% 1/21/24 (a)	900,000	954,000
		3,618,525
Multi-National — 0.3%
European Bank for Reconstruction & Development GGRRC9MX - .500%
8.950% FRN 10/29/22 EUR (c)	1,200,000	384,960

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 4.3%
Petrobras Global Finance BV
6.750% 6/03/50	$300,000	$313,875
6.900% 3/19/49	900,000	958,500
Petroleos Mexicanos
5.950% 1/28/31	1,700,000	1,651,933
6.950% 1/28/60	1,304,000	1,163,820
Tullow Oil PLC
7.000% 3/01/25 (a)	1,840,000	1,501,992
10.250% 5/15/26 (a)	655,000	661,805
		6,251,925
Oil & Gas Services — 1.2%
Borets Finance DAC
6.000% 9/17/26 (a)	531,000	536,735
Guara Norte Sarl
5.198% 6/15/34 (a)	1,251,240	1,229,356
		1,766,091
Real Estate — 3.1%
CIFI Holdings Group Co. Ltd.
4.450% 8/17/26	330,000	305,250
Kaisa Group Holdings Ltd.
H15T3Y + 15.718% 10.875% VRN (b)	1,000,000	207,500
11.250% 4/16/25	1,000,000	257,500
11.950% 10/22/22	1,250,000	333,125
Logan Group Co. Ltd.
5.250% 10/19/25	400,000	369,100
New Metro Global Ltd.
4.500% 5/02/26	200,000	169,659
4.800% 12/15/24	200,000	181,350
Powerlong Real Estate Holdings Ltd.
4.900% 5/13/26	530,000	434,817
5.950% 4/30/25	200,000	166,746
6.250% 8/10/24	200,000	170,840
Sunac China Holdings Ltd.
6.800% 10/20/24	200,000	128,000
7.500% 2/01/24	463,000	298,635
7.950% 8/08/22	200,000	148,500
Times China Holdings Ltd.
6.750% 7/16/23	200,000	149,000
6.750% 7/08/25	400,000	272,400
Yuzhou Group Holdings Co. Ltd.
6.350% 1/13/27	802,000	216,540
7.700% 2/20/25	1,000,000	285,000
8.375% 10/30/24	630,000	179,550
8.500% 2/04/23	1,050,000	341,250
		4,614,762
Retail — 2.2%
Alsea SA
7.750% 12/14/26 (a)	1,073,000	1,112,390
Eurotorg LLC Via Bonitron DAC
9.000% 10/22/25 (a)	723,000	727,338
Future Retail Ltd.
5.600% 1/22/25	794,000	493,868

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
InRetail Consumer
3.250% 3/22/28 (a)	$937,000	$927,639
		3,261,235
Sovereign — 0.3%
Ukreximbank Via Biz Finance PLC 5 year USD ICE Swap + 8.178%
9.950% VRN 11/14/29	500,000	500,000
Telecommunications — 1.2%
Oi Movel SA
8.750% 7/30/26	1,256,000	1,293,692
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (a)	500,000	480,625
		1,774,317
Transportation — 1.4%
MV24 Capital BV
6.748% 6/01/34 (a)	549,067	566,230
Prumo Participacoes e Investimentos S/A
7.500% 12/31/31 (a)	258,355	277,089
Rumo Luxembourg Sarl
4.200% 1/18/32 (a)	650,000	613,437
Ukraine Railways Via Rail Capital Markets PLC
7.875% 7/15/26	600,000	559,224
		2,015,980

TOTAL CORPORATE DEBT (Cost $72,036,966)		66,585,602

SOVEREIGN DEBT OBLIGATIONS — 50.1%
Albania Government International Bond
3.500% 6/16/27 EUR (a) (c)	740,000	874,926
Brazil Notas do Tesouro Nacional, Series B
6.000% 8/15/50 BRL (c)	4,000,000	2,991,849
Brazilian Government International Bond
4.750% 1/14/50	200,000	177,702
5.625% 2/21/47	900,000	896,859
Colombian TES
7.000% 6/30/32 COP (c)	3,650,000,000	818,340
7.250% 10/26/50 COP (c)	13,500,000,000	2,855,884
7.500% 8/26/26 COP (c)	11,978,000,000	2,924,693
Costa Rica Government International Bond
6.125% 2/19/31 (a)	900,000	907,875
Czech Republic Government Interntional Bond
1.500% 4/24/40 CZK (c)	44,310,000	1,658,075
Guatemala Government International Bond
4.650% 10/07/41 (a)	1,710,000	1,707,863
Honduras Government International Bond
5.625% 6/24/30 (a)	1,290,000	1,340,000
Israel Government International Bond
3.750% 3/31/47 ILS (c)	3,227,000	1,367,734
5.500% 1/31/42 ILS (c)	1,600,000	844,632
Ivory Coast Government International Bond
5.750% STEP 12/31/32 (a)	1,612,800	1,617,284
5.875% 10/17/31 EUR (a) (c)	550,000	642,070

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.625% 3/22/48 EUR (a) (c)	$300,000	$338,695
Jordan Government International Bond
5.850% 7/07/30 (a)	1,230,000	1,242,460
Malaysia Government International Bond
3.955% 9/15/25 MYR (c)	6,002,000	1,486,895
4.065% 6/15/50 MYR (c)	14,100,000	3,303,549
4.935% 9/30/43 MYR (c)	6,200,000	1,625,177
Mexican Bonos
5.750% 3/05/26 MXN (c)	56,800,000	2,614,844
7.750% 11/13/42 MXN (c)	19,200,000	909,969
8.000% 11/07/47 MXN (c)	39,000,000	1,887,554
8.500% 5/31/29 MXN (c)	25,300,000	1,307,079
Morocco Government International Bond
2.000% 9/30/30 EUR (a) (c)	530,000	586,069
5.500% 12/11/42 (a)	200,000	220,540
North Macedonia Government International Bond
1.625% 3/10/28 EUR (a) (c)	350,000	373,570
3.675% 6/03/26 EUR (a) (c)	550,000	662,963
Oman Government International Bond
6.250% 1/25/31 (a)	550,000	600,782
6.750% 1/17/48 (a)	200,000	203,220
7.375% 10/28/32 (a)	930,000	1,083,487
Peru Government International Bond
6.850% 2/12/42 PEN (c)	6,000,000	1,510,171
Republic of Armenia International Bond
3.600% 2/02/31 (a)	740,000	689,399
Republic of Belarus International Bond
6.378% 2/24/31 (a)	2,030,000	1,609,790
7.625% 6/29/27 (a)	1,000,000	914,700
Republic of Kenya Government International Bond
8.000% 5/22/32 (a)	500,000	545,300
8.250% 2/28/48 (a)	600,000	608,604
Republic of South Africa Government Bond
8.750% 1/31/44 ZAR (c)	83,800,000	4,369,613
10.500% 12/21/26 ZAR (c)	68,700,000	4,768,317
Republic of Tajikistan International Bond
7.125% 9/14/27 (a)	1,015,000	898,275
Republic of Uzbekistan International Bond
3.700% 11/25/30 (a)	250,000	239,750
Romanian Government International Bond
4.625% 4/03/49 EUR (a) (c)	1,250,000	1,604,431
Serbia Government International Bond
2.050% 9/23/36 EUR (a) (c)	2,549,000	2,650,284
3.125% 5/15/27 EUR (a) (c)	680,000	824,656
Thailand Government International Bond
1.600% 12/17/29 THB (c)	36,905,000	1,083,061
2.875% 12/17/28 THB (c)	22,913,000	737,891
3.300% 6/17/38 THB (c)	109,500,000	3,606,685
Turkey Government International Bond
6.125% 10/24/28	880,000	817,795
17.200% 9/20/23 TRY (c)	2,091,000	148,262
Ukraine Government International Bond
6.876% 5/21/29 (a)	1,380,000	1,219,161
7.253% 3/15/33 (a)	500,000	440,000
7.375% 9/25/32 (a)	1,375,000	1,224,108
9.750% 11/01/28 (a)	1,460,000	1,473,403

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Uruguay Government International Bond
3.875% 7/02/40 UYU (c)	$51,442,984	$1,338,323
		73,394,618

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $77,749,299)		73,394,618

TOTAL BONDS & NOTES (Cost $149,786,265)		139,980,220

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $137,079)		200,395

TOTAL LONG-TERM INVESTMENTS (Cost $149,923,344)		140,180,615

TOTAL INVESTMENTS — 95.7% (Cost $149,923,344) (d)		140,180,615

Other Assets/(Liabilities) — 4.3%		6,317,972

NET ASSETS — 100.0%		$146,498,587

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $80,237,983 or 54.77% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put TRY Call	Bank of America N.A.	3/04/22	13.04	2,740,000	USD	2,740,000	$200,395	$137,079	$63,316

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call BRL Put	Bank of America N.A.	1/10/22	5.97	6,500,000	USD	6,500,000	$(1,111)	$(133,101)	$131,990
USD Call TRY Put	Bank of America N.A.	3/04/22	17.39	1,370,000	USD	1,370,000	(67,425)	(52,890)	(14,535)
USD Call ZAR Put	Bank of America N.A.	5/31/22	18.00	8,170,000	USD	8,170,000	(102,623)	(129,086)	26,463
EUR Call PLN Put	Bank of America N.A.	6/01/22	4.85	5,256,000	EUR	5,256,000	(28,430)	(54,414)	25,984
EUR Call PLN Put	Bank of America N.A.	6/02/22	4.85	6,267,000	EUR	6,267,000	(34,255)	(57,435)	23,180
EUR Call PLN Put	Barclays Bank PLC	6/01/22	4.85	2,906,000	EUR	2,906,000	(15,719)	(30,024)	14,305
							$(249,563)	$(456,950)	$207,387

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/18/22	ILS	4,612,095	USD	1,457,639	$25,915
Bank of America N.A.	1/18/22	USD	4,743,570	PLN	19,823,886	(172,238)
Bank of America N.A.	1/18/22	CZK	23,973,661	USD	1,081,000	14,793
Bank of America N.A.	1/18/22	PLN	14,652,320	USD	3,697,737	(64,343)
Bank of America N.A.	1/25/22	USD	2,519,101	AUD	3,480,864	(13,550)
Bank of America N.A.	1/25/22	JPY	380,217,841	USD	3,357,866	(52,006)
Bank of America N.A.	2/15/22	USD	659,000	CHF	602,609	(3,046)
Bank of America N.A.	2/15/22	USD	6,829,263	PLN	28,459,793	(213,279)
Bank of America N.A.	2/15/22	EUR	1,010,796	USD	1,140,000	11,760
Bank of America N.A.	2/15/22	USD	5,607,566	EUR	4,859,358	70,532
Bank of America N.A.	2/15/22	PLN	28,289,107	USD	7,105,763	(105,458)
Bank of America N.A.	2/22/22	AUD	598,689	USD	450,000	(14,372)
Bank of America N.A.	3/16/22	HUF	846,574,814	USD	2,711,000	(120,647)
Barclays Bank PLC	1/18/22	USD	5,435,743	CHF	5,027,004	(83,129)
Barclays Bank PLC	1/18/22	USD	1,209,286	EUR	1,042,905	21,609
Barclays Bank PLC	2/22/22	USD	434,210	AUD	598,689	(1,418)
BNP Paribas SA	1/25/22	USD	9,213,733	CNH	59,336,351	(108,202)
BNP Paribas SA	2/15/22	USD	5,401,611	CHF	4,925,180	(9,356)
Canadian Imperial Bank of Commerce	1/18/22	USD	4,442,000	ZAR	64,847,770	380,445
Canadian Imperial Bank of Commerce	1/25/22	AUD	3,480,864	USD	2,610,565	(77,914)
Citibank N.A.	1/11/22	USD	10,832,041	COP	41,078,928,450	736,829
Citibank N.A.	1/11/22	USD	450,893	MXN	9,296,644	(2,635)
Citibank N.A.	1/11/22	CLP	6,214,960,840	USD	7,544,978	(256,155)
Citibank N.A.	1/11/22	PEN	3,685,928	USD	924,000	(775)
Citibank N.A.	1/11/22	COP	24,945,721,841	USD	6,268,000	(137,550)
Citibank N.A.	1/11/22	BRL	2,947,854	USD	525,000	3,498
Citibank N.A.	1/14/22	USD	421,500	ARS	44,974,050	(9,937)
Citibank N.A.	1/18/22	USD	661,292	ZAR	10,151,520	25,481
Citibank N.A.	1/25/22	USD	11,103,980	THB	371,311,531	(9,954)
Citibank N.A.	1/25/22	THB	388,983,807	USD	11,559,525	83,368
Citibank N.A.	2/08/22	USD	6,463,749	COP	24,536,772,756	454,169
Citibank N.A.	2/15/22	USD	461,000	RON	1,974,129	8,543
Citibank N.A.	2/15/22	USD	3,509,000	CZK	79,421,759	(111,651)
Citibank N.A.	2/15/22	RUB	630,917,836	USD	8,737,748	(364,482)
Citibank N.A.	2/22/22	USD	9,998,597	THB	328,249,323	174,731
Citibank N.A.	2/22/22	THB	32,658,557	USD	970,306	7,101
Citibank N.A.	3/15/22	EGP	52,451,801	USD	3,280,000	2,425
Citibank N.A.	5/10/22	USD	1,686,000	TND	5,130,498	(45,057)
Citibank N.A.	6/15/22	EGP	26,978,944	USD	1,640,000	7,718
Citibank N.A.	9/15/22	EGP	27,812,159	USD	1,640,000	10,191
Citibank N.A.	12/15/22	USD	3,280,000	EGP	57,775,434	(49,321)
Goldman Sachs International	1/11/22	USD	401,007	MXN	8,204,974	735
Goldman Sachs International	1/18/22	USD	3,713,449	ILS	11,996,632	(145,460)
Goldman Sachs International	1/18/22	ILS	272,315	USD	87,106	488
Goldman Sachs International	1/18/22	USD	1,160,401	TRY	15,151,356	29,045
Goldman Sachs International	1/18/22	RUB	151,121,154	USD	2,008,000	3,399
Goldman Sachs International	1/18/22	TRY	41,936,610	USD	4,484,000	(1,352,581)
Goldman Sachs International	1/25/22	USD	3,331,002	JPY	380,217,841	25,142
Goldman Sachs International	2/15/22	USD	3,517,566	RUB	264,518,742	6,989
Goldman Sachs International	2/15/22	CZK	118,011,522	USD	5,393,136	(13,268)
HSBC Bank USA	1/11/22	USD	6,055,848	MXN	127,278,790	(153,328)
HSBC Bank USA	1/11/22	USD	1,958,000	PEN	7,870,181	(13,266)
HSBC Bank USA	1/11/22	PEN	24,988,198	USD	6,264,000	(5,137)
HSBC Bank USA	1/18/22	USD	1,062,436	CZK	23,973,661	(33,357)
HSBC Bank USA	1/18/22	PLN	5,171,566	USD	$1,305,000	(22,586)
HSBC Bank USA	1/18/22	ILS	2,189,475	USD	695,957	8,323
HSBC Bank USA	2/22/22	KRW	4,050,940,000	USD	3,433,000	(30,799)
HSBC Bank USA	3/16/22	HUF	492,397,151	USD	1,518,000	(11,361)
JP Morgan Chase Bank N.A.	1/11/22	USD	6,602,000	BRL	37,060,327	(42,255)
JP Morgan Chase Bank N.A.	1/11/22	BRL	38,907,376	USD	6,897,639	77,759
JP Morgan Chase Bank N.A.	1/18/22	USD	7,521,406	RON	32,383,414	79,299
JP Morgan Chase Bank N.A.	1/18/22	USD	1,804,351	ZAR	27,134,734	104,845
JP Morgan Chase Bank N.A.	1/18/22	USD	3,293,000	EUR	2,813,207	89,276
JP Morgan Chase Bank N.A.	1/18/22	USD	1,291,000	CHF	1,174,325	1,773
JP Morgan Chase Bank N.A.	1/18/22	RON	1,390,783	USD	315,581	4,038
JP Morgan Chase Bank N.A.	1/18/22	EUR	3,442,283	USD	3,922,543	(2,418)
JP Morgan Chase Bank N.A.	1/18/22	RUB	458,833,441	USD	6,260,434	(153,433)
JP Morgan Chase Bank N.A.	2/08/22	USD	6,958,000	BRL	39,074,041	832
JP Morgan Chase Bank N.A.	2/08/22	BRL	46,138,315	USD	7,916,664	298,305
JP Morgan Chase Bank N.A.	2/15/22	USD	1,096,404	EUR	944,012	20,743
JP Morgan Chase Bank N.A.	2/15/22	USD	1,036,291	UAH	28,864,264	(6,016)
JP Morgan Chase Bank N.A.	2/15/22	UAH	28,864,264	USD	1,079,038	(36,731)
JP Morgan Chase Bank N.A.	2/15/22	EUR	4,024,931	USD	4,585,531	709
JP Morgan Chase Bank N.A.	2/22/22	USD	2,582,000	CNH	16,654,529	(29,691)
Morgan Stanley & Co. LLC	1/11/22	MXN	1,847,521	USD	90,000	130
Morgan Stanley & Co. LLC	1/18/22	USD	2,798,000	TRY	26,785,254	797,937
Morgan Stanley & Co. LLC	1/18/22	USD	8,171,800	RUB	609,954,595	53,400
Morgan Stanley & Co. LLC	2/08/22	USD	4,636,491	CAD	5,747,544	92,982
Morgan Stanley & Co. LLC	2/15/22	USD	3,054,049	ZAR	46,541,265	150,658
Standard Chartered Bank	1/18/22	EUR	413,830	USD	469,817	1,459
Standard Chartered Bank	1/25/22	USD	528,714	THB	17,672,276	(245)
Standard Chartered Bank	1/25/22	PHP	141,193,125	USD	2,759,025	(11,917)
						$(202,950)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Ultra Bond	3/22/22	13	$(2,526,670)	$(35,955)

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

OTC Credit Default Swaps-Sell Protection†
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Chile	1.000%	Quarterly	Bank of America N.A.	BBB	12/20/26	USD	3,400,000	$49,739	$23,138	$26,601
Republic of Italy	1.000%	Quarterly	Bank of America N.A.	BBB	12/20/26	USD	3,000,000	14,765	18,431	(3,666)
Republic of Peru	1.000%	Quarterly	BNP Paribas SA	BB	12/20/26	USD	2,550,000	31,317	10,168	21,149
Republic of Indonesia	1.000%	Quarterly	Citibank N.A.	BBB	12/20/26	USD	3,080,000	39,076	31,117	7,959
Republic of Peru	1.000%	Quarterly	Goldman Sachs International	BBB	12/20/26	USD	350,000	4,298	977	3,321
Petroleo Brasileiro SA	1.000%	Quarterly	JP Morgan Chase Bank N.A.	AAA	12/20/26	USD	1,110,000	(76,681)	(56,219)	(20,462)
Federative Republic of Brazil	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB	12/20/26	USD	1,530,000	(71,067)	(62,320)	(8,747)
Republic of Colombia	1.000%	Quarterly	Morgan Stanley & Co. LLC	BB	12/20/26	USD	2,230,000	(102,587)	(42,642)	(59,945)
United Mexican States	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB	12/20/26	USD	2,445,000	13,905	13,983	(78)
								$(97,235)	$(63,367)	$(33,868)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	5.855%	Maturity	1/02/23	BRL	11,441,936	$(98,016)	$—	$(98,016)
BRL CDI	Maturity	6.380%	Maturity	1/02/23	BRL	15,433,847	23,232	—	23,232
BRL CDI	Maturity	6.740%	Maturity	1/02/23	BRL	13,050,205	(95,468)	—	(95,468)
BRL CDI	Maturity	10.177%	Maturity	1/02/25	BRL	57,034,881	(39,723)	—	(39,723)
BRL CDI	Maturity	11.500%	Maturity	1/02/25	BRL	16,254,109	99,008	—	99,008
BRL CDI	Maturity	11.630%	Maturity	1/02/25	BRL	10,030,334	68,204	—	68,204
BRL CDI	Maturity	10.797%	Maturity	1/02/29	BRL	6,058,265	25,529	—	25,529
BRL CDI	Maturity	7.400%	Maturity	1/02/29	BRL	5,424,561	(167,692)	—	(167,692)
BRL CDI	Maturity	7.475%	Maturity	1/02/29	BRL	989,335	(23,212)	—	(23,212)
BRL CDI	Maturity	7.485%	Maturity	1/02/29	BRL	9,935,952	(231,514)	—	(231,514)
BRL CDI	Maturity	8.705%	Maturity	1/02/29	BRL	11,158,731	(195,150)	—	(195,150)
KRW SDA	Quarterly	1.480%	Quarterly	6/24/23	KRW	13,571,000,000	(41,029)	—	(41,029)
THB SR	Semi-Annually	1.500%	Semi-Annually	9/08/30	THB	33,191,000	(19,614)	—	(19,614)
THB SR	Semi-Annually	1.505%	Semi-Annually	9/10/30	THB	49,455,000	(28,931)	—	(28,931)
							$(724,376.00)	$—	$(724,376.00)

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

OTC Currency Swaps
Paid by the Fund			Received by the Fund
Rate/ Reference	No. of Contracts/ Notional	Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fixed 9.750%	EUR 500,000	Annually	Fixed 10.875%	USD 602,000	Semi-Annually	Citibank N.A.	6/26/24	$34,654	$(100)	$34,754
Fixed 5.500%	EUR 1,000,000	Annually	Fixed 6.705%	USD 1,214,500	Semi-Annually	Citibank N.A.	2/19/25	76,957	(700)	77,657
Fixed 5.625%	EUR 750,000	Semi-Annually	Fixed 8.120%	USD 819,150	Semi-Annually	Citibank N.A.	6/17/25	(15,703)	(1,089)	(14,614)
Fixed 3.675%	EUR 550,000	Annually	Fixed 4.793%	USD 604,450	Semi-Annually	Citibank N.A.	6/03/26	(38,003)	(467)	(37,536)
Fixed 3.125%	EUR 680,000	Annually	Fixed 4.320%	USD 735,080	Semi-Annually	Citibank N.A.	5/15/27	(62,180)	(339)	(61,841)
Fixed 3.500%	EUR 740,000	Annually	Fixed 4.740%	USD 839,530	Semi-Annually	Citibank N.A.	6/16/27	(20,700)	628	(21,328)
Fixed 8.250%	EUR 750,000	Annually	Fixed 11.435%	USD 843,675	Semi-Annually	Citibank N.A.	7/18/29	58,367	(525)	58,892
Fixed 2.000%	EUR 362,000	Annually	Fixed 3.466%	USD 429,332	Semi-Annually	Citibank N.A.	9/30/30	16,704	(109)	16,813
Fixed 2.000%	EUR 168,000	Annually	Fixed 3.430%	USD 198,408	Semi-Annually	Citibank N.A.	9/30/30	6,166	50	6,116
Fixed 5.875%	EUR 550,000	Annually	Fixed 8.460%	USD 605,000	Semi-Annually	Citibank N.A.	10/17/31	7,450	(495)	7,945
Fixed 8.750%	EUR 1,000,000	Semi-Annually	Fixed 10.219%	USD 1,218,000	Semi-Annually	JP Morgan Chase Bank N.A.	6/16/26	96,622	300	96,322
								$160,334	$(2,846)	$163,180

†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TND	Tunisian Dinar
TRY	New Turkish Lira
UAH	Ukrainian Hryvnia
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 96.9%
Bermuda — 1.2%
Kunlun Energy Co. Ltd.	160,000	$150,074
Brazil — 2.0%
Atacadao SA	47,100	128,960
BB Seguridade Participacoes SA	29,900	111,319
		240,279
Cayman Islands — 21.5%
Alibaba Group Holding Ltd. (a)	20,088	300,757
China Resources Cement Holdings Ltd.	156,000	118,054
China Resources Land Ltd.	36,000	151,446
JD.com, Inc. ADR (a)	3,262	228,568
Li Auto, Inc. ADR (a)	5,128	164,609
Meituan Class B (a) (b)	10,800	312,227
NetEase, Inc. ADR	1,859	189,209
Sunny Optical Technology Group Co. Ltd.	5,400	170,795
Tencent Holdings Ltd.	13,400	786,087
Topsports International Holdings Ltd. (b)	189,000	191,255
		2,613,007
China — 10.9%
China Construction Bank Corp. Class H	301,000	208,557
China Longyuan Power Group Corp. Class H	97,000	226,431
ENN Natural Gas Co. Ltd. Class A	41,900	120,673
Luxshare Precision Industry Co. Ltd. Class A	21,900	169,009
NARI Technology Co. Ltd. Class A	30,700	192,773
Ping An Bank Co. Ltd. Class A	61,200	158,246
Ping An Insurance Group Co. of China Ltd. Class H	35,000	252,276
		1,327,965
Hong Kong — 1.7%
AIA Group Ltd.	21,000	211,710
India — 11.7%
Axis Bank Ltd. GDR (a)	4,245	196,119
HDFC Bank Ltd. ADR	6,237	405,841
Infosys Ltd. ADR	14,099	356,846
Reliance Industries Ltd. GDR (b)	7,307	467,283
		1,426,089
Indonesia — 3.2%
Bank Negara Indonesia Persero Tbk PT	443,700	209,793

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Telkom Indonesia Persero Tbk PT	634,000	$181,132
		390,925
Luxembourg — 1.1%
Samsonite International SA (a) (b)	63,300	128,610
Mexico — 1.8%
Grupo Financiero Banorte SAB de CV Class O	33,227	216,104
Netherlands — 2.0%
Prosus NV	1,548	129,124
X5 Retail Group NV GDR	4,467	118,241
		247,365
Republic of Korea — 14.8%
Hana Financial Group, Inc.	8,102	285,314
Hyundai Motor Co.	1,251	219,806
LG Chem Ltd.	438	225,985
Samsung Electronics Co. Ltd.	16,301	1,070,163
		1,801,268
Russia — 1.5%
Sberbank of Russia PJSC Sponsored ADR	11,527	181,550
South Africa — 1.3%
AngloGold Ashanti Ltd. Sponsored ADR	7,426	155,797
Taiwan — 16.5%
Hon Hai Precision Industry Co. Ltd.	58,000	217,440
MediaTek, Inc.	6,000	256,528
Powertech Technology, Inc.	44,000	155,001
Taiwan Semiconductor Manufacturing Co. Ltd.	54,000	1,195,709
United Microelectronics Corp.	78,000	182,233
		2,006,911
Thailand — 1.3%
CP ALL PCL NVDR	89,200	157,398
United Arab Emirates — 1.3%
Emaar Properties PJSC	119,041	158,162
United Kingdom — 1.6%
Anglo American PLC	4,873	199,522
United States — 1.5%
Yum China Holdings, Inc.	3,628	180,820

TOTAL COMMON STOCK (Cost $9,698,408)		11,793,556

PREFERRED STOCK — 1.0%
Brazil — 1.0%
Gerdau SA
BRL	24,100	119,461

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $124,643)		$119,461

TOTAL EQUITIES (Cost $9,823,051)		11,913,017

MUTUAL FUNDS — 1.6%

United States — 1.6%
iShares MSCI Saudi Arabia ETF	4,728	$193,328

TOTAL MUTUAL FUNDS (Cost $189,858)		193,328

TOTAL LONG-TERM INVESTMENTS (Cost $10,012,909)		12,106,345

TOTAL INVESTMENTS — 99.5% (Cost $10,012,909) (c)		12,106,345

Other Assets/(Liabilities) — 0.5%		65,010

NET ASSETS — 100.0%		$12,171,355

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $1,099,375 or 9.03% of net assets.
(c)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Advantage Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Global Floating Rate Fund (“Global Floating Rate Fund”)

MassMutual Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”)

MassMutual Emerging Markets Debt Blended Total Return Fund (“Emerging Markets Debt Blended Total Return Fund ”)

MassMutual Global Emerging Markets Equity Fund (“Global Emerging Markets Equity Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees ("Trustees"), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds' Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds' Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds' Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of December 31, 2021, for the Funds' investments:

Global Floating Rate Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$—	$2,400,916	*	$758,576	$3,159,492
Bank Loans (Less Unfunded Loan Commitments)	—	390,257,173		510,382	390,767,555
Corporate Debt	—	16,729,960		637,332	17,367,292
Warrants	—	28,932		—	28,932
Unfunded Loan Commitments**	—	509		—	509
Total Investments	$—	$409,417,490		$1,906,290	$411,323,780

Liability Derivatives
Forward Contracts	$—	$(1,205,387)		$—	$(1,205,387)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Credit Income Opportunities Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$844,275	$670,130	*	$300,422	$1,814,827
Bank Loans	—	67,893,315		211,980	68,105,295
Corporate Debt	—	70,972,501		41,120	71,013,621
Non-U.S. Government Agency Obligations	—	17,706,070		—	17,706,070
Warrants	—	84,969		—	84,969
Total Investments	$844,275	$157,326,985		$553,522	$158,724,782

Asset Derivatives
Forward Contracts	$—	$23,023		$—	$23,023

Liability Derivatives
Forward Contracts	$—	$(604,250)		$—	$(604,250)

Notes to Portfolio of Investments (Unaudited) (Continued)

Emerging Markets Debt Blended Total Return Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$66,585,602	$—	$66,585,602
Sovereign Debt Obligations	—	73,394,618	—	73,394,618
Purchased Options	—	200,395	—	200,395
Total Investments	$—	$140,180,615	$—	$140,180,615

Asset Derivatives
Forward Contracts	$—	$3,887,374	$—	$3,887,374
Swap Agreements	—	665,993	—	665,993
Total	$—	$4,553,367	$—	$4,553,367

Liability Derivatives
Forward Contracts	$—	$(4,090,324)	$—	$(4,090,324)
Futures Contracts	(35,955)	—	—	(35,955)
Swap Agreements	—	(1,327,270)	—	(1,327,270)
Written Options	—	(249,563)	—	(249,563)
Total	$(35,955)	$(5,667,157)	$—	$(5,703,112)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Emerging Markets Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Bermuda	$—	$150,074	$—	$150,074
Brazil	—	240,279	—	240,279
Cayman Islands	582,386	2,030,621	—	2,613,007
China	—	1,327,965	—	1,327,965
Hong Kong	—	211,710	—	211,710
India	1,426,089	—	—	1,426,089
Indonesia	—	390,925	—	390,925
Luxembourg	—	128,610	—	128,610
Mexico	216,104	—	—	216,104
Netherlands	118,241	129,124	—	247,365
Republic of Korea	—	1,801,268	—	1,801,268
Russia	—	181,550	—	181,550
South Africa	155,797	—	—	155,797
Taiwan	—	2,006,911	—	2,006,911
Thailand	—	157,398	—	157,398
United Arab Emirates	—	158,162	—	158,162
United Kingdom	—	199,522	—	199,522
United States	180,820	—	—	180,820
Preferred Stock*
Brazil	—	119,461	—	119,461
Mutual Funds	193,328	—	—	193,328
Total Investments	$2,872,765	$9,233,580	$—	$12,106,345

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

For more information regarding derivatives and other investments held by the Funds, please refer to the Funds' most recent prospectus(es) and Statement(s) of Additional Information and the most recent Annual/Semiannual reports for the Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, Barings Emerging Markets Debt Blended Total Return Fund, and Barings Global Emerging Markets Equity Fund which can be found on the Securities and Exchange Commission's (“SEC”) EDGAR database on its website at http://www.sec.gov.

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Emerging Markets Debt Blended Total Return Fund and Global Emerging Markets Equity Fund invest substantially all of their assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At December 31, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Floating Rate Fund	$416,099,102	$3,402,542	$(8,177,864)	$(4,775,322)
Global Credit Income Opportunities Fund	164,850,368	3,770,391	(9,895,977)	(6,125,586)
Emerging Markets Debt Blended Total Return Fund	149,923,344	1,715,832	(11,458,561)	(9,742,729)
Global Emerging Markets Equity Fund	10,012,909	2,888,862	(795,426)	2,093,436

4. New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.